UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Aggressive Growth Portfolio

March 31, 2009

(To be renamed Growth Strategies Portfolio
effective May 2009)

1.799850.105

VIPAG-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 1.1%
BorgWarner, Inc.	6,600	$ 133,980
Diversified Consumer Services - 2.6%
DeVry, Inc.	3,514	169,305
Strayer Education, Inc.	900	161,883
		331,188
Hotels, Restaurants & Leisure - 4.6%
Buffalo Wild Wings, Inc. (a)	3,400	124,372
Burger King Holdings, Inc.	10,715	245,909
Chipotle Mexican Grill, Inc. Class B (a)	1,399	80,177
Wendy's/Arby's Group, Inc.	26,545	133,521
		583,979
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	4,350	129,935
Media - 2.1%
The DIRECTV Group, Inc. (a)	11,786	268,603
Specialty Retail - 6.3%
Abercrombie & Fitch Co. Class A	6,312	150,226
Advance Auto Parts, Inc.	3,192	131,127
Best Buy Co., Inc.	10,200	387,192
O'Reilly Automotive, Inc. (a)	3,900	136,539
		805,084
TOTAL CONSUMER DISCRETIONARY		2,252,769
CONSUMER STAPLES - 3.2%
Beverages - 2.1%
Heckmann Corp. (a)	55,800	268,956
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	3,100	143,592
TOTAL CONSUMER STAPLES		412,548
ENERGY - 9.3%
Energy Equipment & Services - 7.2%
Cameron International Corp. (a)	5,700	125,001
Dril-Quip, Inc. (a)	3,300	101,310
ENSCO International, Inc.	6,600	174,240
IHS, Inc. Class A (a)	6,560	270,141
National Oilwell Varco, Inc. (a)	4,300	123,453
Noble Corp.	5,300	127,677
		921,822
Oil, Gas & Consumable Fuels - 2.1%
Denbury Resources, Inc. (a)	9,466	140,665
Hess Corp.	2,300	124,660
		265,325
TOTAL ENERGY		1,187,147

	Shares	Value
FINANCIALS - 5.4%
Capital Markets - 1.1%
Greenhill & Co., Inc.	1,900	$ 140,315
Diversified Financial Services - 3.3%
BM&F BOVESPA SA	45,900	139,511
CME Group, Inc.	600	147,834
IntercontinentalExchange, Inc. (a)	1,800	134,046
		421,391
Real Estate Management & Development - 1.0%
China Overseas Land & Investment Ltd.	84,000	131,791
TOTAL FINANCIALS		693,497
HEALTH CARE - 26.1%
Biotechnology - 5.3%
Alnylam Pharmaceuticals, Inc. (a)	2,908	55,368
Amylin Pharmaceuticals, Inc. (a)	5,894	69,255
Cephalon, Inc. (a)	2,666	181,555
Isis Pharmaceuticals, Inc. (a)	9,053	135,886
OSI Pharmaceuticals, Inc. (a)	1,838	70,322
RXi Pharmaceuticals Corp.	10,234	52,091
Vertex Pharmaceuticals, Inc. (a)	4,049	116,328
		680,805
Health Care Equipment & Supplies - 10.9%
ArthroCare Corp. (a)	22,152	108,545
Conceptus, Inc. (a)	4,456	52,358
Cyberonics, Inc. (a)	19,396	257,385
Edwards Lifesciences Corp. (a)	3,000	181,890
Inverness Medical Innovations, Inc. (a)	4,903	130,567
Masimo Corp. (a)	4,932	142,929
NuVasive, Inc. (a)	4,005	125,677
St. Jude Medical, Inc. (a)	10,484	380,884
TranS1, Inc. (a)	1,783	10,858
		1,391,093
Health Care Providers & Services - 0.5%
CardioNet, Inc.	2,215	62,153
Health Care Technology - 1.0%
Cerner Corp. (a)	2,900	127,513
Life Sciences Tools & Services - 5.4%
AMAG Pharmaceuticals, Inc. (a)	12,978	477,199
Illumina, Inc. (a)	2,700	100,548
QIAGEN NV (a)	7,278	116,157
		693,904
Pharmaceuticals - 3.0%
Allergan, Inc.	5,385	257,188
BioMimetic Therapeutics, Inc. (a)	2,652	18,829
Vivus, Inc. (a)	9,251	39,964
XenoPort, Inc. (a)	3,200	61,952
		377,933
TOTAL HEALTH CARE		3,333,401
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.1%
Airlines - 1.1%
Allegiant Travel Co. (a)	3,088	$ 140,380
Construction & Engineering - 1.5%
Quanta Services, Inc. (a)	8,800	188,760
Electrical Equipment - 0.4%
Ocean Power Technologies, Inc. (a)	8,170	53,922
Machinery - 1.6%
Energy Recovery, Inc.	8,626	65,558
Navistar International Corp. (a)	4,100	137,186
		202,744
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd. (a)	25,049	67,632
Professional Services - 1.0%
FTI Consulting, Inc. (a)	2,581	127,708
Road & Rail - 1.0%
Old Dominion Freight Lines, Inc. (a)	5,188	121,866
TOTAL INDUSTRIALS		903,012
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 4.6%
Corning, Inc.	14,300	189,761
Infinera Corp. (a)	8,200	60,680
Juniper Networks, Inc. (a)	22,200	334,332
		584,773
Electronic Equipment & Components - 0.9%
BYD Co. Ltd. (H Shares)	59,000	108,706
Internet Software & Services - 3.0%
Equinix, Inc. (a)	2,512	141,049
Omniture, Inc. (a)	18,675	246,323
		387,372
IT Services - 1.0%
Lender Processing Services, Inc.	4,301	131,654
Semiconductors & Semiconductor Equipment - 8.6%
Broadcom Corp. Class A (a)	12,500	249,750
Marvell Technology Group Ltd. (a)	26,785	245,351
MEMC Electronic Materials, Inc. (a)	15,095	248,917
NVIDIA Corp. (a)	24,200	238,612
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	13,294	118,981
		1,101,611
Software - 3.5%
Ansys, Inc. (a)	5,000	125,500
Autonomy Corp. PLC (a)	6,691	125,283
BMC Software, Inc. (a)	6,000	198,000
		448,783
TOTAL INFORMATION TECHNOLOGY		2,762,899

	Shares	Value
MATERIALS - 5.2%
Chemicals - 2.4%
Rockwood Holdings, Inc. (a)	7,860	$ 62,408
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	2,200	58,432
Terra Industries, Inc.	6,761	189,916
		310,756
Metals & Mining - 2.8%
Agnico-Eagle Mines Ltd.	2,300	132,239
Newcrest Mining Ltd.	6,198	142,643
Timminco Ltd. (a)	38,000	76,877
		351,759
TOTAL MATERIALS		662,515
TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
Crown Castle International Corp. (a)	3,798	77,517
SBA Communications Corp. Class A (a)	5,104	118,923
Sprint Nextel Corp. (a)	37,600	134,232
		330,672
TOTAL COMMON STOCKS (Cost $14,916,702)		12,538,460
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.52% (b) (Cost $370,218)	370,218	370,218
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $28,000)	$ 28,000	28,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $15,314,920)	12,936,678
NET OTHER ASSETS - (1.3)%	(166,981)
NET ASSETS - 100%	$ 12,769,697
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$28,000 due 4/01/09 at 0.16%
Barclays Capital, Inc.	$ 4,069
Deutsche Bank Securities, Inc.	6,172
J.P. Morgan Securities, Inc.	16,783
UBS Securities LLC	976
$ 28,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 196
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 12,936,678	$ 12,766,035	$ 170,643	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $15,743,438. Net unrealized depreciation aggregated $2,806,760, of which $1,055,408 related to appreciated investment securities and $3,862,168 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Balanced Portfolio

March 31, 2009

1.799884.105

VIPBAL-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 61.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.4%
BorgWarner, Inc.	32,200	$ 653,660
Federal-Mogul Corp. Class A (a)	120,714	806,370
Johnson Controls, Inc.	97,800	1,173,600
The Goodyear Tire & Rubber Co. (a)	141,500	885,790
		3,519,420
Automobiles - 0.0%
Thor Industries, Inc.	15,100	235,862
Winnebago Industries, Inc.	40,542	215,278
		451,140
Distributors - 0.1%
LKQ Corp. (a)	41,600	593,632
Diversified Consumer Services - 0.9%
Carriage Services, Inc. Class A (a)	24,247	37,098
DeVry, Inc.	18,200	876,876
H&R Block, Inc.	120,075	2,184,164
Hillenbrand, Inc.	145,162	2,324,044
Navitas Ltd.	101,719	161,991
Princeton Review, Inc. (a)	69,846	303,830
Regis Corp.	38,251	552,727
Service Corp. International	131,200	457,888
Stewart Enterprises, Inc. Class A	494,458	1,602,044
Weight Watchers International, Inc.	5,200	96,460
		8,597,122
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc.	95,700	1,445,070
Burger King Holdings, Inc.	42,700	979,965
Darden Restaurants, Inc.	29,000	993,540
DineEquity, Inc. (d)	67,002	794,644
Las Vegas Sands Corp. unit	31,200	1,565,201
McCormick & Schmick's Seafood Restaurants (a)	12,503	49,012
Sonic Corp. (a)	98,800	989,976
Starwood Hotels & Resorts Worldwide, Inc.	115,100	1,461,770
Vail Resorts, Inc. (a)	21,993	449,317
WMS Industries, Inc. (a)	10,600	221,646
Wyndham Worldwide Corp.	20,900	87,780
		9,037,921
Household Durables - 0.7%
Black & Decker Corp.	26,200	826,872
Centex Corp.	25,800	193,500
Dorel Industries, Inc. Class B (sub. vtg.)	500	7,604
Meritage Homes Corp. (a)	27,500	314,050
Mohawk Industries, Inc. (a)	47,900	1,430,773
Newell Rubbermaid, Inc.	76,700	489,346
Pulte Homes, Inc.	111,500	1,218,695
Snap-On, Inc.	17,500	439,250
Stanley Furniture Co., Inc.	23,900	179,728

	Shares	Value
The Stanley Works	20,800	$ 605,696
Whirlpool Corp.	45,300	1,340,427
		7,045,941
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	44,800	1,123,136
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	66,300	857,922
CC Media Holdings, Inc. Class A (a)	100,000	176,000
Comcast Corp. Class A (special) (non-vtg.)	408,801	5,261,269
DISH Network Corp. Class A (a)	163,227	1,813,452
Informa PLC	139,500	525,406
Lamar Advertising Co. Class A (a)	45,200	440,700
Liberty Media Corp. - Entertainment Class A (a)	133,932	2,671,943
Live Nation, Inc. (a)	168,920	451,016
The DIRECTV Group, Inc. (a)	59,210	1,349,396
The Walt Disney Co.	77,340	1,404,494
Time Warner Cable, Inc.	38,428	953,014
Time Warner, Inc.	138,696	2,676,833
		18,581,445
Multiline Retail - 0.2%
Target Corp.	68,000	2,338,520
Tuesday Morning Corp. (a)	75,116	95,397
		2,433,917
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	73,600	3,023,488
Asbury Automotive Group, Inc.	38,400	165,504
AutoNation, Inc. (a)	29,200	405,296
Collective Brands, Inc. (a)	75,100	731,474
Group 1 Automotive, Inc.	16,900	236,093
Gymboree Corp. (a)	14,100	301,035
Home Depot, Inc.	86,300	2,033,228
Lowe's Companies, Inc.	244,400	4,460,300
Lumber Liquidators, Inc. (a)	75,599	963,887
OfficeMax, Inc.	43,300	135,096
Sally Beauty Holdings, Inc. (a)	184,225	1,046,398
Sherwin-Williams Co.	17,100	888,687
Sonic Automotive, Inc. Class A (sub. vtg.)	59,500	95,200
Staples, Inc.	166,900	3,022,559
The Men's Wearhouse, Inc.	126,389	1,913,529
Tween Brands, Inc. (a)	221,000	472,940
Urban Outfitters, Inc. (a)	17,600	288,112
		20,182,826
Textiles, Apparel & Luxury Goods - 0.1%
American Apparel, Inc. (a)	213,300	622,836
TOTAL CONSUMER DISCRETIONARY		72,189,336
CONSUMER STAPLES - 4.5%
Beverages - 0.9%
Anheuser-Busch InBev NV	126,560	3,487,041
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Carlsberg AS Series B	32,100	$ 1,316,723
Coca-Cola Enterprises, Inc.	78,400	1,034,096
Diageo PLC	7,800	87,098
PepsiCo, Inc.	12,800	658,944
The Coca-Cola Co.	57,600	2,531,520
		9,115,422
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	13,100	606,792
CVS Caremark Corp.	183,074	5,032,704
Kroger Co.	75,500	1,602,110
Rite Aid Corp. (a)	58,400	21,024
Safeway, Inc.	7,102	143,389
Winn-Dixie Stores, Inc. (a)	241,827	2,311,866
		9,717,885
Food Products - 1.5%
Bunge Ltd.	4,200	237,930
Cermaq ASA	145,300	652,859
Corn Products International, Inc.	72,515	1,537,318
Global Bio-Chem Technology Group Co. Ltd.	6,654,000	858,531
Leroy Seafood Group ASA	115,050	1,001,358
Marine Harvest ASA (a)	8,935,000	2,818,235
Nestle SA (Reg.)	43,229	1,461,348
Ralcorp Holdings, Inc. (a)	18,100	975,228
Smithfield Foods, Inc. (a)(d)	117,911	1,115,438
The J.M. Smucker Co.	13,940	519,544
Tyson Foods, Inc. Class A	379,000	3,558,810
		14,736,599
Household Products - 0.6%
Central Garden & Pet Co. (a)	56,890	432,933
Clorox Co.	27,600	1,420,848
Energizer Holdings, Inc. (a)	26,000	1,291,940
Kimberly-Clark Corp.	43,800	2,019,618
Procter & Gamble Co.	23,023	1,084,153
		6,249,492
Personal Products - 0.0%
Avon Products, Inc.	27,500	528,825
Tobacco - 0.5%
Imperial Tobacco Group PLC	40,400	908,326
Philip Morris International, Inc.	125,085	4,450,524
		5,358,850
TOTAL CONSUMER STAPLES		45,707,073
ENERGY - 7.8%
Energy Equipment & Services - 3.2%
Diamond Offshore Drilling, Inc.	14,100	886,326
Exterran Holdings, Inc. (a)	51,447	824,181
Global Industries Ltd. (a)	429,759	1,650,275
Halliburton Co.	99,400	1,537,718

	Shares	Value
Helix Energy Solutions Group, Inc. (a)	77,600	$ 398,864
Nabors Industries Ltd. (a)	77,100	770,229
National Oilwell Varco, Inc. (a)	399,300	11,463,903
Noble Corp.	81,000	1,951,290
Parker Drilling Co. (a)	175,986	323,814
Patterson-UTI Energy, Inc.	16,000	143,360
Pride International, Inc. (a)	59,673	1,072,921
Rowan Companies, Inc.	49,400	591,318
Smith International, Inc.	120,900	2,596,932
Superior Energy Services, Inc. (a)	48,644	627,021
Tidewater, Inc.	56,067	2,081,768
Transocean Ltd. (a)	9,800	576,632
Weatherford International Ltd. (a)	447,848	4,957,677
		32,454,229
Oil, Gas & Consumable Fuels - 4.6%
Arch Coal, Inc.	35,412	473,458
Boardwalk Pipeline Partners, LP	66,166	1,482,118
Cabot Oil & Gas Corp.	33,200	782,524
Canadian Natural Resources Ltd.	7,200	279,386
Chesapeake Energy Corp.	295,300	5,037,818
Comstock Resources, Inc. (a)	17,900	533,420
Concho Resources, Inc. (a)	24,600	629,514
Continental Resources, Inc. (a)(d)	10,400	220,584
Denbury Resources, Inc. (a)	107,310	1,594,627
El Paso Corp.	125,400	783,750
Ellora Energy, Inc. (a)(e)	30,267	193,146
Energy Transfer Equity LP	53,900	1,138,907
EXCO Resources, Inc. (a)	263,939	2,639,390
Foundation Coal Holdings, Inc.	80,501	1,155,189
Frontier Oil Corp.	75,300	963,087
Goodrich Petroleum Corp. (a)	38,800	751,168
Hess Corp.	92,218	4,998,216
Holly Corp.	4,700	99,640
James River Coal Co. (a)	7,200	88,848
Nexen, Inc.	105,500	1,789,512
OPTI Canada, Inc. (a)	772,400	606,669
Peabody Energy Corp.	24,500	613,480
Penn Virginia Corp.	44,800	491,904
Petro-Canada	43,900	1,179,653
Petrohawk Energy Corp. (a)	418,287	8,043,659
Plains Exploration & Production Co. (a)	147,882	2,548,007
Range Resources Corp.	75,850	3,121,986
Rosetta Resources, Inc. (a)	15,148	74,983
Southwestern Energy Co. (a)	84,700	2,514,743
Sunoco, Inc.	48,850	1,293,548
Uranium One, Inc. (a)	62,900	127,252
Valero Energy Corp.	23,023	412,112
		46,662,298
TOTAL ENERGY		79,116,527
Common Stocks - continued
	Shares	Value
FINANCIALS - 7.8%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	28,400	$ 581,916
Bank of New York Mellon Corp.	224,754	6,349,301
Bank Sarasin & Co. Ltd. Series B (Reg.)	27,785	584,600
Cohen & Steers, Inc.	68,300	762,228
Fortress Investment Group LLC (d)	183,600	460,836
Franklin Resources, Inc.	26,900	1,449,103
Goldman Sachs Group, Inc.	56,600	6,000,732
Morgan Stanley	15,556	354,210
Nomura Holdings, Inc. sponsored ADR	47,000	236,410
T. Rowe Price Group, Inc.	10,430	301,010
The Blackstone Group LP	53,200	385,700
		17,466,046
Commercial Banks - 2.1%
CapitalSource, Inc.	595,000	725,900
Mitsubishi UFJ Financial Group, Inc.	161,200	794,068
PNC Financial Services Group, Inc.	245,455	7,189,377
U.S. Bancorp, Delaware	178,200	2,603,502
Wells Fargo & Co.	715,559	10,189,560
		21,502,407
Consumer Finance - 0.2%
Capital One Financial Corp.	42,300	517,752
Discover Financial Services	102,100	644,251
Promise Co. Ltd. (d)	23,000	364,190
SLM Corp. (a)	54,600	270,270
		1,796,463
Diversified Financial Services - 2.1%
Bank of America Corp.	491,821	3,354,219
CIT Group, Inc. (d)	180,829	515,363
JPMorgan Chase & Co.	459,900	12,224,142
PICO Holdings, Inc. (a)	151,361	4,551,425
		20,645,149
Insurance - 1.2%
ACE Ltd.	30,400	1,228,160
Assurant, Inc.	26,029	566,912
Berkshire Hathaway, Inc. Class B (a)	450	1,269,000
Endurance Specialty Holdings Ltd.	18,300	456,402
Everest Re Group Ltd.	19,600	1,387,680
Fidelity National Financial, Inc. Class A	2,600	50,726
Loews Corp.	23,200	512,720
Maiden Holdings Ltd. (e)	19,000	84,930
Marsh & McLennan Companies, Inc.	13,900	281,475
MBIA, Inc. (a)(d)	186,900	856,002
MetLife, Inc.	38,159	868,880
Montpelier Re Holdings Ltd.	57,100	740,016
Platinum Underwriters Holdings Ltd.	24,300	689,148
Reinsurance Group of America, Inc.	24,163	782,640
The Travelers Companies, Inc.	54,360	2,209,190
		11,983,881

	Shares	Value
Real Estate Investment Trusts - 0.2%
Developers Diversified Realty Corp.	38,000	$ 80,940
Highwoods Properties, Inc. (SBI)	5,900	126,378
ProLogis Trust	80,200	521,300
SL Green Realty Corp.	18,110	195,588
UDR, Inc.	17,508	150,744
Vornado Realty Trust	16,571	550,820
		1,625,770
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	595,872	2,401,364
Forestar Group, Inc. (a)	23,930	183,065
Jones Lang LaSalle, Inc.	32,888	764,975
Unite Group PLC	41,718	40,852
		3,390,256
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	101,600	5,639
TOTAL FINANCIALS		78,415,611
HEALTH CARE - 8.1%
Biotechnology - 2.0%
Amgen, Inc. (a)	98,300	4,867,816
Biogen Idec, Inc. (a)	34,600	1,813,732
Cephalon, Inc. (a)(d)	38,386	2,614,087
DUSA Pharmaceuticals, Inc. (a)	149,175	190,944
Genzyme Corp. (a)	15,700	932,423
Gilead Sciences, Inc. (a)	51,300	2,376,216
Theravance, Inc. (a)	249,441	4,240,497
United Therapeutics Corp. (a)	7,800	515,502
Vertex Pharmaceuticals, Inc. (a)	98,100	2,818,413
		20,369,630
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	26,450	210,278
C.R. Bard, Inc.	13,550	1,080,206
Cooper Companies, Inc.	14,100	372,804
Covidien Ltd.	70,725	2,350,899
DENTSPLY International, Inc.	36,628	983,462
Integra LifeSciences Holdings Corp. (a)	46,700	1,154,891
Inverness Medical Innovations, Inc. (a)	42,224	1,124,425
Kinetic Concepts, Inc. (a)	29,900	631,488
Orthofix International NV (a)	14,611	270,596
Sonova Holding AG	31,135	1,881,831
		10,060,880
Health Care Providers & Services - 1.4%
Amedisys, Inc. (a)	4,700	129,203
Brookdale Senior Living, Inc.	170,544	861,247
Coventry Health Care, Inc. (a)	36,635	474,057
Emeritus Corp. (a)	7,900	51,824
Express Scripts, Inc. (a)	25,700	1,186,569
Fresenius Medical Care AG & Co. KGaA	18,329	712,296
Health Net, Inc. (a)	15,500	224,440
HealthSouth Corp. (a)	88,283	783,953
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
IPC The Hospitalist Co., Inc. (a)	10,366	$ 197,265
McKesson Corp.	22,300	781,392
Medco Health Solutions, Inc. (a)	60,300	2,492,802
Triple-S Management Corp. (a)	80,926	997,008
UnitedHealth Group, Inc.	103,565	2,167,615
Universal Health Services, Inc. Class B	39,983	1,532,948
WellPoint, Inc. (a)	51,800	1,966,846
		14,559,465
Health Care Technology - 0.1%
IMS Health, Inc.	48,500	604,795
Life Sciences Tools & Services - 0.1%
Bruker BioSciences Corp. (a)	80,784	497,629
Life Technologies Corp. (a)	18,300	594,384
		1,092,013
Pharmaceuticals - 3.5%
Allergan, Inc.	41,800	1,996,368
Cadence Pharmaceuticals, Inc. (a)	20,900	196,042
Merck & Co., Inc.	151,485	4,052,224
Novo Nordisk AS Series B	5,200	249,006
Optimer Pharmaceuticals, Inc. (a)	7,300	96,287
Perrigo Co.	36,500	906,295
Pfizer, Inc.	524,675	7,146,074
Schering-Plough Corp.	235,400	5,543,670
Shire PLC sponsored ADR	5,200	186,888
Teva Pharmaceutical Industries Ltd. sponsored ADR	38,100	1,716,405
Vivus, Inc. (a)	148,805	642,838
Wyeth	272,000	11,706,880
XenoPort, Inc. (a)	28,200	545,952
		34,984,929
TOTAL HEALTH CARE		81,671,712
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc. (a)	7,300	488,954
DigitalGlobe, Inc. (e)	163	408
Finmeccanica SpA	60,496	752,859
Honeywell International, Inc.	102,500	2,855,650
Northrop Grumman Corp.	61,200	2,670,768
Orbital Sciences Corp. (a)	77,950	926,826
Raytheon Co.	7,600	295,944
Raytheon Co. warrants 6/16/11 (a)	200	1,340
United Technologies Corp.	105,300	4,525,794
		12,518,543
Air Freight & Logistics - 0.2%
FedEx Corp.	41,500	1,846,335

	Shares	Value
Airlines - 0.4%
AirTran Holdings, Inc. (a)	112,400	$ 511,420
Delta Air Lines, Inc. (a)	603,466	3,397,514
		3,908,934
Building Products - 0.2%
Masco Corp.	170,000	1,186,600
Owens Corning (a)	69,600	629,184
		1,815,784
Commercial Services & Supplies - 0.7%
ACCO Brands Corp. (a)	161,895	158,657
Cintas Corp.	38,200	944,304
Clean Harbors, Inc. (a)	15,500	744,000
Consolidated Graphics, Inc. (a)	12,084	153,708
Corrections Corp. of America (a)	15,700	201,117
EnergySolutions, Inc.	99,600	861,540
GeoEye, Inc. (a)	105,478	2,083,191
R.R. Donnelley & Sons Co.	123,100	902,323
Republic Services, Inc.	43,495	745,939
		6,794,779
Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. NV (NY Shares)	102,600	643,302
Great Lakes Dredge & Dock Corp.	538,797	1,621,779
MYR Group, Inc. (a)	44,204	674,111
Quanta Services, Inc. (a)	3,100	66,495
Shaw Group, Inc. (a)	12,969	355,480
URS Corp. (a)	48,012	1,940,165
		5,301,332
Electrical Equipment - 1.0%
AMETEK, Inc.	18,800	587,876
Cooper Industries Ltd. Class A	207,323	5,361,373
First Solar, Inc. (a)	5,900	782,930
JA Solar Holdings Co. Ltd. ADR (a)	86,700	292,179
Regal-Beloit Corp.	2,600	79,664
Renewable Energy Corp. AS (a)(d)	97,100	842,237
Saft Groupe SA	44,198	1,191,642
Sunpower Corp.:
Class A (a)(d)	18,200	432,796
Class B (a)	25,726	509,375
		10,080,072
Industrial Conglomerates - 0.7%
McDermott International, Inc. (a)	219,800	2,943,122
Rheinmetall AG	3,500	119,049
Siemens AG sponsored ADR	45,100	2,569,347
Textron, Inc.	265,700	1,525,118
		7,156,636
Machinery - 0.5%
Cummins, Inc.	53,300	1,356,485
Danaher Corp.	27,100	1,469,362
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	62,800	$ 2,101,288
Vallourec SA	7,100	658,299
		5,585,434
Marine - 0.0%
Alexander & Baldwin, Inc.	23,550	448,157
Professional Services - 0.1%
Monster Worldwide, Inc. (a)	77,100	628,365
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	6,800	409,020
Con-way, Inc.	51,660	926,264
Old Dominion Freight Lines, Inc. (a)	20,800	488,592
Ryder System, Inc.	33,400	945,554
Union Pacific Corp.	69,900	2,873,589
Universal Truckload Services, Inc.	156,493	2,244,110
		7,887,129
TOTAL INDUSTRIALS		63,971,500
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 2.7%
Adtran, Inc.	113,928	1,846,773
Cisco Systems, Inc. (a)	708,400	11,879,868
Comtech Telecommunications Corp. (a)	8,867	219,636
Comverse Technology, Inc. (a)	224,200	1,286,908
Corning, Inc.	239,600	3,179,492
Juniper Networks, Inc. (a)	209,280	3,151,757
Motorola, Inc.	778,100	3,291,363
Palm, Inc. (a)	44,000	379,280
QUALCOMM, Inc.	47,108	1,832,972
		27,068,049
Computers & Peripherals - 1.3%
Apple, Inc. (a)	15,000	1,576,800
Hewlett-Packard Co.	210,800	6,758,248
International Business Machines Corp.	20,520	1,988,183
NCR Corp. (a)	25,700	204,315
SanDisk Corp. (a)	45,189	571,641
Seagate Technology	283,100	1,701,431
		12,800,618
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	86,600	2,467,234
Arrow Electronics, Inc. (a)	84,300	1,606,758
Avnet, Inc. (a)	171,211	2,997,905
Bell Microproducts, Inc. (a)	250,592	117,778
BYD Co. Ltd. (H Shares)	33,500	61,723
Ingram Micro, Inc. Class A (a)	124,200	1,569,888
Itron, Inc. (a)	20,400	965,940
Tyco Electronics Ltd.	67,375	743,820
		10,531,046

	Shares	Value
Internet Software & Services - 0.7%
Art Technology Group, Inc. (a)	174,877	$ 445,936
Google, Inc. Class A (sub. vtg.) (a)	11,260	3,919,156
NetEase.com, Inc. sponsored ADR (a)	4,200	112,770
Sina Corp. (a)	10,500	244,125
VeriSign, Inc. (a)	125,800	2,373,846
		7,095,833
IT Services - 1.7%
Accenture Ltd. Class A	148,200	4,074,018
Affiliated Computer Services, Inc. Class A (a)	12,700	608,203
Alliance Data Systems Corp. (a)	40,748	1,505,639
Cognizant Technology Solutions Corp. Class A (a)	2,252	46,819
Fidelity National Information Services, Inc.	76,100	1,385,020
Lender Processing Services, Inc.	108,400	3,318,124
Perot Systems Corp. Class A (a)	89,000	1,146,320
Sapient Corp. (a)	201,600	901,152
The Western Union Co.	57,400	721,518
Unisys Corp. (a)	690,808	366,128
Visa, Inc.	47,300	2,629,880
WNS Holdings Ltd. sponsored ADR (a)	69,454	361,161
Wright Express Corp. (a)	19,681	358,588
		17,422,570
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	35,900	630,045
Analog Devices, Inc.	79,000	1,522,330
Applied Materials, Inc.	282,600	3,037,950
ASAT Holdings Ltd. (a)	1,762	17
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	1
Atmel Corp. (a)	1,924,799	6,987,020
Axcelis Technologies, Inc. (a)	205,668	78,154
Cymer, Inc. (a)	62,982	1,401,979
Cypress Semiconductor Corp. (a)	93,800	635,026
Fairchild Semiconductor International, Inc. (a)	128,100	477,813
International Rectifier Corp. (a)	90,500	1,222,655
Lam Research Corp. (a)	273,000	6,216,210
LTX-Credence Corp. (a)	660,082	184,823
Maxim Integrated Products, Inc.	185,100	2,445,171
MEMC Electronic Materials, Inc. (a)	55,400	913,546
Microchip Technology, Inc.	13,900	294,541
Micron Technology, Inc. (a)	121,100	491,666
National Semiconductor Corp.	96,400	990,028
ON Semiconductor Corp. (a)	153,835	599,957
Semitool, Inc. (a)	144,021	400,378
Teradyne, Inc. (a)	147,380	645,524
Varian Semiconductor Equipment Associates, Inc. (a)	113,300	2,454,078
		31,628,912
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.5%
BMC Software, Inc. (a)	26,100	$ 861,300
CA, Inc.	72,700	1,280,247
Citrix Systems, Inc. (a)	5,200	117,728
Informatica Corp. (a)	49,000	649,740
McAfee, Inc. (a)	33,200	1,112,200
Misys PLC	395,100	714,281
Oracle Corp.	264,700	4,783,129
Phoenix Technologies Ltd. (a)	12,101	19,604
Quest Software, Inc. (a)	167,020	2,117,814
Sourcefire, Inc. (a)	169,303	1,232,526
Symantec Corp. (a)	123,531	1,845,553
THQ, Inc. (a)	165,002	501,606
		15,235,728
TOTAL INFORMATION TECHNOLOGY		121,782,756
MATERIALS - 3.8%
Chemicals - 1.8%
Airgas, Inc.	51,759	1,749,972
Albemarle Corp.	46,100	1,003,597
Arkema sponsored ADR	31,631	499,770
Ashland, Inc.	7,800	80,574
Celanese Corp. Class A	164,399	2,198,015
CF Industries Holdings, Inc.	5,800	412,554
Huabao International Holdings Ltd.	95,000	78,202
Lubrizol Corp.	28,100	955,681
Monsanto Co.	50,600	4,204,860
Rockwood Holdings, Inc. (a)	31,219	247,879
Solutia, Inc. (a)	192,826	360,585
Spartech Corp.	176,086	433,172
Symrise AG	47,300	559,740
Terra Industries, Inc.	40,200	1,129,218
The Mosaic Co.	40,700	1,708,586
Valspar Corp.	56,800	1,134,296
W.R. Grace & Co. (a)	181,949	1,149,918
		17,906,619
Construction Materials - 0.0%
Eagle Materials, Inc.	7,300	177,025
Containers & Packaging - 0.6%
Greif, Inc. Class A	21,100	702,419
Owens-Illinois, Inc. (a)	93,500	1,350,140
Pactiv Corp. (a)	54,300	792,237
Rock-Tenn Co. Class A	43,000	1,163,150
Temple-Inland, Inc.	261,847	1,406,118
		5,414,064
Metals & Mining - 1.4%
Agnico-Eagle Mines Ltd.	5,000	287,477
ArcelorMittal SA (NY Shares) Class A	28,225	565,629
Commercial Metals Co.	147,900	1,708,245

	Shares	Value
Companhia Vale do Rio Doce sponsored ADR	18,800	$ 250,040
Compass Minerals International, Inc.	2,100	118,377
Eldorado Gold Corp. (a)	213,300	1,929,168
Franco-Nevada Corp.	9,300	200,838
Ivanhoe Mines Ltd. (a)	262,400	1,619,638
Lihir Gold Ltd. (a)	530,054	1,198,980
Newcrest Mining Ltd.	63,670	1,465,326
Newmont Mining Corp.	32,100	1,436,796
Red Back Mining, Inc. (a)(e)	7,400	47,848
Silver Wheaton Corp. (a)	61,500	504,998
Steel Dynamics, Inc.	7,800	68,718
Timminco Ltd. (a)	177,500	359,098
Xstrata PLC	15,500	103,802
Yamana Gold, Inc.	231,220	2,159,117
		14,024,095
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	39,300	315,579
TOTAL MATERIALS		37,837,382
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	186,700	4,704,840
Cincinnati Bell, Inc. (a)	393,700	905,510
Qwest Communications International, Inc.	1,256,786	4,298,208
Verizon Communications, Inc.	110,700	3,343,140
		13,251,698
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	557,900	1,991,703
Vivo Participacoes SA sponsored ADR	1,475	19,249
		2,010,952
TOTAL TELECOMMUNICATION SERVICES		15,262,650
UTILITIES - 1.9%
Electric Utilities - 1.1%
Allegheny Energy, Inc.	109,237	2,531,021
Entergy Corp.	23,586	1,605,971
Exelon Corp.	68,859	3,125,510
FirstEnergy Corp.	63,300	2,443,380
Northeast Utilities	7,302	157,650
Public Power Corp. of Greece	35,800	646,650
		10,510,182
Gas Utilities - 0.1%
EQT Corp.	40,000	1,253,200
Questar Corp.	5,700	167,751
		1,420,951
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	113,800	661,178
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (a)	209,220	$ 3,682,272
Reliant Energy, Inc. (a)	178,281	568,716
		4,912,166
Multi-Utilities - 0.2%
CMS Energy Corp.	24,900	294,816
OGE Energy Corp.	14,500	345,390
PG&E Corp.	4,200	160,524
Public Service Enterprise Group, Inc.	13,400	394,898
Sempra Energy	22,700	1,049,648
		2,245,276
TOTAL UTILITIES		19,088,575
TOTAL COMMON STOCKS (Cost $872,443,669)		615,043,122
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6.75%	1,100	45,890
SandRidge Energy, Inc. 8.50% (a)(e)	9,800	928,354
		974,244
FINANCIALS - 0.5%
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00%	300	89,106
Huntington Bancshares, Inc. 8.50%	1,300	435,500
UCBH Holdings, Inc. Series B, 8.50%	410	146,186
Wells Fargo & Co. 7.50%	2,200	1,053,778
		1,724,570
Diversified Financial Services - 0.3%
Bank of America Corp. Series L, 7.25%	3,900	1,589,250
CIT Group, Inc. Series C, 8.75%	61,900	1,098,725
Citigroup, Inc. Series T, 6.50%	34,100	922,831
		3,610,806
TOTAL FINANCIALS		5,335,376
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	1,000	861,250
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0

	Shares	Value
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	19,100	$ 1,231,415
TOTAL CONVERTIBLE PREFERRED STOCKS		8,402,285
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	117,994	472,100
TOTAL PREFERRED STOCKS (Cost $12,026,531)		8,874,385
Investment Companies - 0.0%

Ares Capital Corp. (Cost $1,917,062)	128,532	622,095
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 530,000	669,856
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	200,000	200,000
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	230,000	255,013
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16 (e)	790,000	444,849
TOTAL CONSUMER DISCRETIONARY		1,569,718
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (e)	1,956,000	317,850
HEALTH CARE - 0.2%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	1,010,000	767,600
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (e)	1,500,000	1,158,750
TOTAL HEALTH CARE		1,926,350
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	$ 390,000	$ 192,075
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	1,740,000	652,500
Amkor Technology, Inc. 6% 4/15/14	520,000	558,532
		1,211,032
MATERIALS - 0.1%
Metals & Mining - 0.1%
Alcoa, Inc. 5.25% 3/15/14	500,000	661,250
TOTAL CONVERTIBLE BONDS		5,878,275
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc. 7.875% 12/15/14	25,000	10,750
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia Capital SA 7.2% 7/18/36	20,000	15,825
TOTAL NONCONVERTIBLE BONDS		26,575
TOTAL CORPORATE BONDS (Cost $6,337,102)		5,904,850
Fixed-Income Funds - 34.9%
	Shares
Fidelity High Income Central Fund 2 (f)	550,753	41,725,056
Fidelity VIP Investment Grade Central Fund (f)	3,259,275	310,576,264
TOTAL FIXED-INCOME FUNDS (Cost $381,928,846)		352,301,320
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	22,566,849	$ 22,566,849
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	5,329,110	5,329,110
TOTAL MONEY MARKET FUNDS (Cost $27,895,959)		27,895,959
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,302,549,169)	1,010,641,731
NET OTHER ASSETS - (0.2)%	(2,265,137)
NET ASSETS - 100%	$ 1,008,376,594
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 3,176,135 or 0.3% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Funds	Income earned

Fidelity Cash Central Fund	$ 45,371
Fidelity High Income Central Fund 2	945,808
Fidelity Securities Lending Cash Central Fund	15,379
Fidelity VIP Investment Grade Central Fund	3,971,677
Total	$ 4,978,235
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 39,712,692	$ 945,808	$ -	$ 41,725,056	11.4%
Fidelity VIP Investment Grade Central Fund	304,949,284	3,972,754	-	310,576,264	10.0%
Total	$ 344,661,976	$ 4,918,562	$ -	$ 352,301,320
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,010,641,731	$ 991,993,448	$ 18,455,137	$ 193,146
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,853,678
Total Realized Gain (Loss)	(1,125,638)
Total Unrealized Gain (Loss)	(960,814)
Cost of Purchases	73,671
Proceeds of Sales	(1,082,142)
Amortization/Accretion	-
Transfer in/out of Level 3	(1,565,609)
Ending Balance	$ 193,146

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,309,460,390. Net unrealized depreciation aggregated $298,818,659, of which $35,126,606 related to appreciated investment securities and $333,945,265 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

March 31, 2009

1.799855.105

VIPDCA-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,103	$ 164,728
ITT Educational Services, Inc. (a)	1,679	203,864
		368,592
Hotels, Restaurants & Leisure - 1.4%
Paddy Power PLC (Ireland)	14,200	228,957
Wendy's/Arby's Group, Inc.	52,389	263,517
		492,474
Media - 11.6%
CBS Corp. Class B	42,900	164,736
Comcast Corp. Class A (special) (non-vtg.)	45,456	585,019
Interpublic Group of Companies, Inc. (a)	89,300	367,916
Mediacom Communications Corp. Class A (a)	33,449	134,799
The DIRECTV Group, Inc. (a)	18,767	427,700
The Walt Disney Co.	114,800	2,084,768
Virgin Media, Inc.	75,025	360,120
		4,125,058
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A	3,900	92,820
Aeropostale, Inc. (a)	3,060	81,274
American Eagle Outfitters, Inc.	6,254	76,549
AnnTaylor Stores Corp. (a)	3,100	16,120
AutoNation, Inc. (a)	8,600	119,368
bebe Stores, Inc.	3,100	20,677
Brown Shoe Co., Inc.	2,500	9,375
CarMax, Inc. (a)	8,669	107,842
Charlotte Russe Holding, Inc. (a)	2,494	20,326
Charming Shoppes, Inc. (a)	1,600	2,240
Chico's FAS, Inc. (a)	3,180	17,077
Dress Barn, Inc. (a)	3,100	38,099
Finish Line, Inc. Class A	3,100	20,522
Foot Locker, Inc.	3,147	32,981
Gap, Inc.	3,100	40,269
Genesco, Inc. (a)	3,115	58,655
Guess?, Inc.	1,601	33,749
Gymboree Corp. (a)	3,110	66,399
Hot Topic, Inc. (a)	2,300	25,737
New York & Co., Inc. (a)	3,100	11,005
Ross Stores, Inc.	3,066	110,008
Stage Stores, Inc.	3,100	31,248
Talbots, Inc.	3,100	10,881
The Buckle, Inc.	1,581	50,481
The Children's Place Retail Stores, Inc. (a)	3,100	67,859
The Men's Wearhouse, Inc.	3,100	46,934
TJX Companies, Inc.	2,336	59,895

	Shares	Value
Urban Outfitters, Inc. (a)	3,100	$ 50,747
Wet Seal, Inc. Class A (a)	1,600	5,376
		1,324,513
TOTAL CONSUMER DISCRETIONARY		6,310,637
CONSUMER STAPLES - 1.3%
Tobacco - 1.3%
Lorillard, Inc.	7,411	457,555
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Transocean Ltd. (a)	5,100	300,084
Willbros Group, Inc. (a)	6,591	63,933
		364,017
Oil, Gas & Consumable Fuels - 5.1%
Arch Coal, Inc.	9,148	122,309
EXCO Resources, Inc. (a)	15,533	155,330
James River Coal Co. (a)	17,271	213,124
Petrohawk Energy Corp. (a)	7,071	135,975
Petroleo Brasileiro SA - Petrobras sponsored ADR	15,200	463,144
Range Resources Corp.	5,100	209,916
Southwestern Energy Co. (a)	5,400	160,326
XTO Energy, Inc.	11,700	358,254
		1,818,378
TOTAL ENERGY		2,182,395
FINANCIALS - 10.1%
Capital Markets - 3.5%
Charles Schwab Corp.	13,271	205,701
Janus Capital Group, Inc.	18,904	125,712
Morgan Stanley	40,262	916,766
		1,248,179
Commercial Banks - 0.2%
TCF Financial Corp.	5,500	64,680
Diversified Financial Services - 5.5%
CME Group, Inc.	8,050	1,983,440
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	77,376	311,825
TOTAL FINANCIALS		3,608,124
HEALTH CARE - 20.7%
Biotechnology - 6.5%
Biogen Idec, Inc. (a)	41,452	2,172,913
Gilead Sciences, Inc. (a)	3,091	143,175
		2,316,088
Health Care Equipment & Supplies - 0.1%
Wright Medical Group, Inc. (a)	3,100	40,393
Health Care Providers & Services - 2.1%
VCA Antech, Inc. (a)	32,789	739,392
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Techne Corp.	2,915	$ 159,480
Pharmaceuticals - 11.5%
Allergan, Inc.	9,840	469,958
Bristol-Myers Squibb Co.	22,580	494,954
Elan Corp. PLC sponsored ADR (a)	87,645	581,963
Merck & Co., Inc.	16,100	430,675
Pfizer, Inc.	72,000	980,640
Questcor Pharmaceuticals, Inc. (a)	9,448	46,484
Schering-Plough Corp.	23,953	564,093
Wyeth	12,500	538,000
		4,106,767
TOTAL HEALTH CARE		7,362,120
INDUSTRIALS - 9.6%
Airlines - 5.9%
AMR Corp. (a)	221,900	707,861
Continental Airlines, Inc. Class B (a)	74,229	653,957
Delta Air Lines, Inc. (a)	55,596	313,005
UAL Corp. (a)	57,860	259,213
US Airways Group, Inc. (a)	76,000	192,280
		2,126,316
Electrical Equipment - 1.5%
Alstom SA	10,218	529,067
Industrial Conglomerates - 0.7%
General Electric Co.	25,000	252,750
Machinery - 0.6%
Deere & Co.	6,510	213,984
Marine - 0.4%
Diana Shipping, Inc.	11,700	137,943
Professional Services - 0.4%
Corporate Executive Board Co.	1,600	23,200
Watson Wyatt Worldwide, Inc. Class A	2,300	113,551
		136,751
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	2,100	28,119
TOTAL INDUSTRIALS		3,424,930
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.9%
Alcatel-Lucent SA sponsored ADR (a)	39,100	72,726
Cisco Systems, Inc. (a)	11,800	197,886
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	52,300	423,107
		693,719

	Shares	Value
Computers & Peripherals - 1.9%
Apple, Inc. (a)	4,300	$ 452,016
NetApp, Inc. (a)	14,700	218,148
		670,164
Internet Software & Services - 1.8%
DealerTrack Holdings, Inc. (a)	11,037	144,585
Equinix, Inc. (a)	7,823	439,261
Omniture, Inc. (a)	4,267	56,282
		640,128
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	72,917	783,858
ASML Holding NV (NY Shares)	11,400	199,614
Broadcom Corp. Class A (a)	8,600	171,828
KLA-Tencor Corp.	11,371	227,420
Kulicke & Soffa Industries, Inc. (a)	22,062	57,802
Lam Research Corp. (a)	12,500	284,625
Novellus Systems, Inc. (a)	6,500	108,095
		1,833,242
Software - 1.1%
Oracle Corp.	21,400	386,698
TOTAL INFORMATION TECHNOLOGY		4,223,951
MATERIALS - 6.0%
Chemicals - 3.6%
Ashland, Inc.	4,830	49,894
FMC Corp.	8,716	376,008
Monsanto Co.	6,912	574,387
Terra Industries, Inc.	9,800	275,282
		1,275,571
Metals & Mining - 2.4%
AngloGold Ashanti Ltd. sponsored ADR	8,200	301,432
Compass Minerals International, Inc.	3,100	174,747
Gold Fields Ltd. sponsored ADR	16,000	181,440
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	17,200	188,168
		845,787
TOTAL MATERIALS		2,121,358
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 4.1%
Cbeyond, Inc. (a)	18,098	340,785
Qwest Communications International, Inc.	324,100	1,108,422
		1,449,207
Wireless Telecommunication Services - 4.2%
Crown Castle International Corp. (a)	8,404	171,526
Leap Wireless International, Inc. (a)	13,428	468,234
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA	7,000	$ 259,280
Sprint Nextel Corp. (a)	173,674	620,016
		1,519,056
TOTAL TELECOMMUNICATION SERVICES		2,968,263
TOTAL COMMON STOCKS (Cost $46,739,486)		32,659,333
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.52% (b) (Cost $3,088,806)	3,088,806	3,088,806
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $49,828,292)	35,748,139
NET OTHER ASSETS - (0.4)%	(156,755)
NET ASSETS - 100%	$ 35,591,384
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,358
Fidelity Securities Lending Cash Central Fund	6,465
Total	$ 11,823
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 35,748,139	$ 35,748,139	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $50,104,449. Net unrealized depreciation aggregated $14,356,310, of which $2,494,917 related to appreciated investment securities and $16,851,227 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth & Income Portfolio

March 31, 2009

1.799851.105

VIPGI-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.3%
Johnson Controls, Inc.	54,000	$ 648,000
The Goodyear Tire & Rubber Co. (a)	227,100	1,421,646
		2,069,646
Automobiles - 0.4%
Ford Motor Co. (a)(d)	367,900	967,577
Toyota Motor Corp. sponsored ADR	24,700	1,563,510
		2,531,087
Hotels, Restaurants & Leisure - 1.6%
Buffalo Wild Wings, Inc. (a)	48,494	1,773,911
Burger King Holdings, Inc.	132,100	3,031,695
Carnival Corp. unit	71,900	1,553,040
Darden Restaurants, Inc.	70,100	2,401,626
Sonic Corp. (a)	38,300	383,766
Starbucks Corp. (a)	52,350	581,609
		9,725,647
Household Durables - 1.2%
D.R. Horton, Inc.	124,900	1,211,530
Ethan Allen Interiors, Inc.	37,630	423,714
Pulte Homes, Inc.	60,200	657,986
Toll Brothers, Inc. (a)	272,100	4,941,336
Whirlpool Corp.	13,800	408,342
		7,642,908
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	9,700	712,368
Media - 2.2%
Comcast Corp. Class A (special) (non-vtg.)	309,800	3,987,126
Lamar Advertising Co. Class A (a)(d)	75,606	737,159
Scripps Networks Interactive, Inc. Class A	39,500	889,145
The DIRECTV Group, Inc. (a)	91,800	2,092,122
The Walt Disney Co.	104,900	1,904,984
Time Warner Cable, Inc.	32,664	810,067
Time Warner, Inc.	130,133	2,511,567
Viacom, Inc. Class B (non-vtg.) (a)	65,800	1,143,604
		14,075,774
Multiline Retail - 0.2%
Kohl's Corp. (a)	31,400	1,328,848
Target Corp.	2,200	75,658
		1,404,506
Specialty Retail - 4.2%
Best Buy Co., Inc.	80,081	3,039,875
Lowe's Companies, Inc.	558,800	10,198,100
PetSmart, Inc.	10,400	217,984
Sherwin-Williams Co.	48,500	2,520,545
Staples, Inc.	365,302	6,615,619
Tiffany & Co., Inc.	21,500	463,540
TJX Companies, Inc.	117,800	3,020,392
Williams-Sonoma, Inc.	60,300	607,824
		26,683,879

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	1,400	$ 65,646
Polo Ralph Lauren Corp. Class A	26,700	1,128,075
		1,193,721
TOTAL CONSUMER DISCRETIONARY		66,039,536
CONSUMER STAPLES - 8.0%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	14,307	490,444
PepsiCo, Inc.	47,300	2,435,004
The Coca-Cola Co.	121,100	5,322,345
		8,247,793
Food & Staples Retailing - 3.9%
CVS Caremark Corp.	225,200	6,190,748
Wal-Mart Stores, Inc.	353,900	18,438,190
		24,628,938
Food Products - 0.9%
Corn Products International, Inc.	24,900	527,880
Kraft Foods, Inc. Class A	24,100	537,189
Nestle SA:
(Reg.)	29,054	982,165
sponsored ADR	103,850	3,484,168
		5,531,402
Household Products - 1.2%
Colgate-Palmolive Co.	76,100	4,488,378
Procter & Gamble Co.	71,550	3,369,290
		7,857,668
Personal Products - 0.0%
Mead Johnson Nutrition Co. Class A	11,200	323,344
Tobacco - 0.7%
Philip Morris International, Inc.	119,060	4,236,155
TOTAL CONSUMER STAPLES		50,825,300
ENERGY - 10.2%
Energy Equipment & Services - 1.9%
BJ Services Co.	500	4,975
Cameron International Corp. (a)	239,128	5,244,077
Halliburton Co.	48,493	750,187
Helmerich & Payne, Inc.	24,357	554,609
Nabors Industries Ltd. (a)	62,500	624,375
Schlumberger Ltd. (NY Shares)	82,300	3,343,026
Smith International, Inc.	64,976	1,395,684
		11,916,933
Oil, Gas & Consumable Fuels - 8.3%
Apache Corp.	53,800	3,448,042
Chesapeake Energy Corp.	84,500	1,441,570
EOG Resources, Inc.	60,500	3,312,980
Exxon Mobil Corp.	350,264	23,852,972
Hess Corp.	72,800	3,945,760
Occidental Petroleum Corp.	83,200	4,630,080
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	52,200	$ 1,307,088
Plains Exploration & Production Co. (a)	38,310	660,081
Range Resources Corp.	88,300	3,634,428
Southwestern Energy Co. (a)	92,500	2,746,325
Ultra Petroleum Corp. (a)	77,590	2,784,705
Valero Energy Corp.	24,900	445,710
Williams Companies, Inc.	43,200	491,616
		52,701,357
TOTAL ENERGY		64,618,290
FINANCIALS - 13.2%
Capital Markets - 4.3%
Ameriprise Financial, Inc.	39,601	811,424
Bank of New York Mellon Corp.	156,546	4,422,425
Charles Schwab Corp.	204,005	3,162,078
Goldman Sachs Group, Inc.	54,334	5,760,491
Janus Capital Group, Inc.	259,917	1,728,448
Morgan Stanley	77,702	1,769,275
State Street Corp.	310,857	9,568,178
		27,222,319
Commercial Banks - 1.8%
KeyCorp	134,900	1,061,663
PNC Financial Services Group, Inc.	80,600	2,360,774
U.S. Bancorp, Delaware	52,800	771,408
Wells Fargo & Co.	520,391	7,410,368
		11,604,213
Consumer Finance - 0.3%
American Express Co.	30,700	418,441
Capital One Financial Corp.	700	8,568
Discover Financial Services	57,500	362,825
SLM Corp. (a)	174,100	861,795
		1,651,629
Diversified Financial Services - 2.7%
Bank of America Corp.	751,594	5,125,871
Citigroup, Inc. (d)	569,900	1,441,847
JPMorgan Chase & Co.	409,050	10,872,549
		17,440,267
Insurance - 4.0%
ACE Ltd.	187,600	7,579,040
AFLAC, Inc.	7,100	137,456
Berkshire Hathaway, Inc. Class A (a)	58	5,028,600
Everest Re Group Ltd.	58,569	4,146,685
Hartford Financial Services Group, Inc.	97,042	761,780
MBIA, Inc. (a)(d)	77,800	356,324
MetLife, Inc.	115,500	2,629,935
PartnerRe Ltd.	33,950	2,107,277
The Travelers Companies, Inc.	65,466	2,660,538
		25,407,635

	Shares	Value
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	95,300	$ 384,059
TOTAL FINANCIALS		83,710,122
HEALTH CARE - 15.9%
Biotechnology - 3.6%
Amgen, Inc. (a)	77,900	3,857,608
Biogen Idec, Inc. (a)	34,730	1,820,547
Celgene Corp. (a)	59,942	2,661,425
Cephalon, Inc. (a)	48,700	3,316,470
Genzyme Corp. (a)	16,500	979,935
Gilead Sciences, Inc. (a)	57,900	2,681,928
MannKind Corp. (a)	35,200	122,496
Myriad Genetics, Inc. (a)	47,084	2,140,909
OSI Pharmaceuticals, Inc. (a)	43,900	1,679,614
PDL BioPharma, Inc.	236,634	1,675,369
Vertex Pharmaceuticals, Inc. (a)	55,200	1,585,896
		22,522,197
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	137,732	7,054,633
C.R. Bard, Inc.	22,935	1,828,378
China Medical Technologies, Inc. sponsored ADR (d)	33,300	458,541
Covidien Ltd.	135,600	4,507,344
Medtronic, Inc.	15,600	459,732
St. Jude Medical, Inc. (a)	30,970	1,125,140
Wright Medical Group, Inc. (a)	41,500	540,745
		15,974,513
Health Care Providers & Services - 2.6%
Henry Schein, Inc. (a)	122,305	4,893,423
Medco Health Solutions, Inc. (a)	127,800	5,283,252
UnitedHealth Group, Inc.	239,752	5,018,009
WellPoint, Inc. (a)	23,800	903,686
		16,098,370
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	39,600	1,474,704
Pharmaceuticals - 7.0%
Abbott Laboratories	143,750	6,856,875
Allergan, Inc.	45,100	2,153,976
Bristol-Myers Squibb Co.	151,600	3,323,072
Johnson & Johnson	133,670	7,031,042
Merck & Co., Inc.	135,000	3,611,250
Pfizer, Inc.	783,900	10,676,718
Schering-Plough Corp.	225,049	5,299,904
Wyeth	124,930	5,376,987
		44,329,824
TOTAL HEALTH CARE		100,399,608
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	66,800	1,861,048
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	29,400	$ 2,029,482
United Technologies Corp.	132,900	5,712,042
		9,602,572
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	30,200	1,377,422
FedEx Corp.	7,800	347,022
		1,724,444
Airlines - 0.3%
Alaska Air Group, Inc. (a)	45,550	800,314
Delta Air Lines, Inc. (a)	57,198	322,025
UAL Corp. (a)	196,300	879,424
		2,001,763
Building Products - 0.1%
Masco Corp.	69,100	482,318
Electrical Equipment - 0.7%
Alstom SA	1,100	56,956
Evergreen Solar, Inc. (a)	70,726	150,646
First Solar, Inc. (a)(d)	6,900	915,630
Renewable Energy Corp. AS (a)(d)	34,700	300,985
Sunpower Corp. Class B (a)	52,600	1,041,480
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	65,100	761,019
Vestas Wind Systems AS (a)	27,100	1,188,957
		4,415,673
Industrial Conglomerates - 1.1%
General Electric Co.	509,772	5,153,795
McDermott International, Inc. (a)	135,700	1,817,023
		6,970,818
Machinery - 1.1%
Danaher Corp.	66,400	3,600,208
Eaton Corp.	43,600	1,607,096
Ingersoll-Rand Co. Ltd. Class A	1,200	16,560
Navistar International Corp. (a)	65,600	2,194,976
		7,418,840
Professional Services - 0.1%
Manpower, Inc.	16,150	509,210
Road & Rail - 1.0%
Landstar System, Inc.	87,100	2,915,237
Union Pacific Corp.	81,600	3,354,576
		6,269,813
TOTAL INDUSTRIALS		39,395,451
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	528,800	8,867,976
Comverse Technology, Inc. (a)	227,365	1,305,075
Corning, Inc.	371,500	4,929,805
Infinera Corp. (a)	30,300	224,220

	Shares	Value
Juniper Networks, Inc. (a)	115,245	$ 1,735,590
QUALCOMM, Inc.	165,700	6,447,387
Research In Motion Ltd. (a)	13,098	564,131
		24,074,184
Computers & Peripherals - 4.3%
Apple, Inc. (a)	95,513	10,040,327
Dell, Inc. (a)	227,900	2,160,492
Hewlett-Packard Co.	284,000	9,105,040
International Business Machines Corp.	55,400	5,367,706
SanDisk Corp. (a)	50,227	635,372
		27,308,937
Internet Software & Services - 2.4%
eBay, Inc. (a)	49,231	618,341
Google, Inc. Class A (sub. vtg.) (a)	34,950	12,164,697
Move, Inc. (a)	672,295	974,828
Yahoo!, Inc. (a)	102,300	1,310,463
		15,068,329
IT Services - 1.2%
Paychex, Inc.	76,400	1,961,188
The Western Union Co.	51,900	652,383
Visa, Inc.	87,600	4,870,560
		7,484,131
Semiconductors & Semiconductor Equipment - 5.7%
Altera Corp.	20,800	365,040
Applied Materials, Inc.	1,445,300	15,536,975
ARM Holdings PLC sponsored ADR	324,000	1,432,080
ASML Holding NV (NY Shares)	81,000	1,418,310
Broadcom Corp. Class A (a)	20,400	407,592
Intel Corp.	404,200	6,083,210
Intersil Corp. Class A	7,712	88,688
Lam Research Corp. (a)	152,300	3,467,871
MEMC Electronic Materials, Inc. (a)	131,300	2,165,137
Micron Technology, Inc. (a)	186,300	756,378
NVIDIA Corp. (a)	61,100	602,446
Samsung Electronics Co. Ltd.	770	320,261
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	221,400	1,981,530
Texas Instruments, Inc.	102,500	1,692,275
		36,317,793
Software - 4.5%
Adobe Systems, Inc. (a)	63,000	1,347,570
Autonomy Corp. PLC (a)	34,700	649,728
BMC Software, Inc. (a)	19,400	640,200
Microsoft Corp.	766,600	14,082,442
Oracle Corp.	509,700	9,210,279
Quest Software, Inc. (a)	189,467	2,402,442
		28,332,661
TOTAL INFORMATION TECHNOLOGY		138,586,035
Common Stocks - continued
	Shares	Value
MATERIALS - 3.4%
Chemicals - 2.2%
Airgas, Inc.	49,800	$ 1,683,738
Albemarle Corp.	85,384	1,858,810
E.I. du Pont de Nemours & Co.	101,900	2,275,427
Ecolab, Inc.	51,200	1,778,176
Monsanto Co.	61,520	5,112,312
Praxair, Inc.	1,500	100,935
The Mosaic Co.	21,000	881,580
		13,690,978
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	58,500	1,329,705
Metals & Mining - 1.0%
Barrick Gold Corp.	95,700	3,098,510
Freeport-McMoRan Copper & Gold, Inc. Class B	47,000	1,791,170
Nucor Corp.	45,700	1,744,369
		6,634,049
TOTAL MATERIALS		21,654,732
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	64,732	1,631,246
Verizon Communications, Inc.	267,400	8,075,480
		9,706,726
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	114,300	3,478,149
Sprint Nextel Corp. (a)	430,300	1,536,171
		5,014,320
TOTAL TELECOMMUNICATION SERVICES		14,721,046
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	112,700	5,115,453
FirstEnergy Corp.	11,300	436,180
Northeast Utilities	30,500	658,495
		6,210,128
TOTAL COMMON STOCKS (Cost $746,481,821)		586,160,248
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00% (Cost $1,000,000)	1,000	297,020
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.21% 5/14/09 to 5/21/09 (e) (Cost $1,999,449)	$ 2,000,000	$ 1,999,584
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 0.52% (b)	43,182,534	43,182,534
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	5,380,740	5,380,740
TOTAL MONEY MARKET FUNDS (Cost $48,563,274)		48,563,274
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $798,044,544)	637,020,126
NET OTHER ASSETS - (0.5)%	(3,118,149)
NET ASSETS - 100%	$ 633,901,977
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
411 CME E-mini S&P 500 Index Contracts	June 2009	$ 16,333,140	$ 825,983

The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,999,584.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,328
Fidelity Securities Lending Cash Central Fund	69,925
Total	$ 136,253
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 637,020,126	$ 634,403,261	$ 2,616,865	$ -
Other Financial Instruments*	$ 825,983	$ 825,983	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $840,285,216. Net unrealized depreciation aggregated $203,265,090, of which $20,843,614 related to appreciated investment securities and $224,108,704 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

March 31, 2009

1.799866.105

VIPGRO-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Johnson Controls, Inc.	44,000	$ 528,000
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	1,600	287,792
Hotels, Restaurants & Leisure - 2.6%
Buffalo Wild Wings, Inc. (a)	1,823	66,685
Las Vegas Sands Corp. unit	28,000	1,404,668
McDonald's Corp.	48,300	2,635,731
Starbucks Corp. (a)	166,000	1,844,260
Starwood Hotels & Resorts Worldwide, Inc.	78,100	991,870
		6,943,214
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	51,900	3,811,536
Media - 1.1%
Comcast Corp. Class A	19,200	261,888
The DIRECTV Group, Inc. (a)	67,600	1,540,604
The Walt Disney Co.	65,200	1,184,032
		2,986,524
Multiline Retail - 0.6%
Target Corp.	47,900	1,647,281
Specialty Retail - 3.3%
Best Buy Co., Inc.	157,400	5,974,904
Gamestop Corp. Class A (a)	10,000	280,200
Home Depot, Inc.	47,800	1,126,168
Staples, Inc.	94,700	1,715,017
		9,096,289
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	21,700	362,390
Lululemon Athletica, Inc. (a)(d)	98,186	850,291
NIKE, Inc. Class B	4,900	229,761
		1,442,442
TOTAL CONSUMER DISCRETIONARY		26,743,078
CONSUMER STAPLES - 9.3%
Beverages - 2.6%
Anheuser-Busch InBev NV	49,700	1,369,358
Dr Pepper Snapple Group, Inc. (a)	56,400	953,724
PepsiCo, Inc.	47,400	2,440,152
The Coca-Cola Co.	55,500	2,439,225
		7,202,459
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	20,400	944,928
Wal-Mart Stores, Inc.	110,800	5,772,680
Walgreen Co.	48,300	1,253,868
		7,971,476

	Shares	Value
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc. (a)(d)	28,145	$ 1,350,960
Smithfield Foods, Inc. (a)(d)	95,200	900,592
Tyson Foods, Inc. Class A	96,300	904,257
		3,155,809
Household Products - 0.7%
Procter & Gamble Co.	38,400	1,808,256
Personal Products - 0.6%
Avon Products, Inc.	63,958	1,229,912
Mead Johnson Nutrition Co. Class A	10,300	297,361
		1,527,273
Tobacco - 1.4%
Philip Morris International, Inc.	106,400	3,785,712
TOTAL CONSUMER STAPLES		25,450,985
ENERGY - 10.1%
Energy Equipment & Services - 1.5%
FMC Technologies, Inc. (a)	22,430	703,629
National Oilwell Varco, Inc. (a)	77,603	2,227,982
Schlumberger Ltd. (NY Shares)	12,900	523,998
Transocean Ltd. (a)	14,179	834,292
		4,289,901
Oil, Gas & Consumable Fuels - 8.6%
Chesapeake Energy Corp.	190,836	3,255,662
EOG Resources, Inc.	10,800	591,408
EXCO Resources, Inc. (a)	80,000	800,000
Exxon Mobil Corp.	15,900	1,082,790
Hess Corp.	38,500	2,086,700
Occidental Petroleum Corp.	41,300	2,298,345
Peabody Energy Corp.	59,651	1,493,661
Petrohawk Energy Corp. (a)	207,200	3,984,456
Petroleo Brasileiro SA - Petrobras sponsored ADR	44,500	1,355,915
Range Resources Corp.	22,235	915,193
SandRidge Energy, Inc. (a)	48,800	321,592
Southwestern Energy Co. (a)	130,707	3,880,691
Ultra Petroleum Corp. (a)	24,700	886,483
XTO Energy, Inc.	19,000	581,780
		23,534,676
TOTAL ENERGY		27,824,577
FINANCIALS - 6.6%
Capital Markets - 3.1%
Charles Schwab Corp.	78,300	1,213,650
Goldman Sachs Group, Inc.	19,909	2,110,752
Greenhill & Co., Inc.	16,954	1,252,053
Knight Capital Group, Inc. Class A (a)	35,500	523,270
Lazard Ltd. Class A	55,100	1,619,940
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	55,800	$ 1,270,566
Northern Trust Corp.	11,400	681,948
		8,672,179
Commercial Banks - 1.2%
Signature Bank, New York (a)	34,600	976,758
TCF Financial Corp.	22,700	266,952
U.S. Bancorp, Delaware	78,200	1,142,502
Wells Fargo & Co.	68,000	968,320
		3,354,532
Consumer Finance - 0.2%
Discover Financial Services	95,000	599,450
Diversified Financial Services - 1.6%
BM&F BOVESPA SA	663,429	2,016,458
CME Group, Inc.	4,000	985,560
JPMorgan Chase & Co.	51,500	1,368,870
		4,370,888
Insurance - 0.4%
Validus Holdings Ltd.	43,300	1,025,344
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	6,039	209,191
TOTAL FINANCIALS		18,231,584
HEALTH CARE - 15.8%
Biotechnology - 9.4%
Alexion Pharmaceuticals, Inc. (a)	21,300	802,158
Biogen Idec, Inc. (a)	12,900	676,218
Celgene Corp. (a)	101,765	4,518,366
Cephalon, Inc. (a)(d)	14,300	973,830
Cepheid, Inc. (a)	105,600	728,640
Gilead Sciences, Inc. (a)	60,952	2,823,297
ImmunoGen, Inc. (a)	88,800	630,480
InterMune, Inc. (d)	163,600	2,689,584
Isis Pharmaceuticals, Inc. (a)	193,700	2,907,437
Myriad Genetics, Inc. (a)	20,100	913,947
NeurogesX, Inc. (a)	104,600	317,984
Rigel Pharmaceuticals, Inc. (a)	93,400	573,476
Seattle Genetics, Inc. (a)	301,600	2,973,776
Transition Therapeutics, Inc. (a)	2,291	8,815
Vertex Pharmaceuticals, Inc. (a)	149,100	4,283,643
		25,821,651
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	13,400	686,348
Boston Scientific Corp. (a)	77,100	612,945
Edwards Lifesciences Corp. (a)	4,300	260,709
Medtronic, Inc.	19,300	568,771
Thoratec Corp. (a)	60,700	1,559,383
		3,688,156

	Shares	Value
Health Care Providers & Services - 0.9%
Express Scripts, Inc. (a)	19,300	$ 891,081
Medco Health Solutions, Inc. (a)	23,600	975,624
UnitedHealth Group, Inc.	27,800	581,854
		2,448,559
Life Sciences Tools & Services - 0.4%
Exelixis, Inc. (a)	137,600	632,960
Illumina, Inc. (a)	11,600	431,984
		1,064,944
Pharmaceuticals - 3.8%
Abbott Laboratories	71,800	3,424,860
Allergan, Inc.	48,400	2,311,584
Elan Corp. PLC sponsored ADR (a)	82,100	545,144
Johnson & Johnson	14,500	762,700
Merck & Co., Inc.	66,900	1,789,575
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,800	1,297,440
Wyeth	6,400	275,456
		10,406,759
TOTAL HEALTH CARE		43,430,069
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	38,700	1,078,182
The Boeing Co.	58,600	2,084,988
		3,163,170
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	42,800	2,106,616
Construction & Engineering - 0.3%
Fluor Corp.	11,400	393,870
Quanta Services, Inc. (a)	17,441	374,109
		767,979
Electrical Equipment - 0.1%
American Superconductor Corp. (a)(d)	23,000	398,130
Industrial Conglomerates - 0.8%
3M Co.	42,200	2,098,184
Machinery - 1.3%
Caterpillar, Inc.	51,700	1,445,532
Danaher Corp.	24,500	1,328,390
Deere & Co.	13,600	447,032
ITT Corp.	11,500	442,405
		3,663,359
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	16,900	1,016,535
Union Pacific Corp.	39,400	1,619,734
		2,636,269
TOTAL INDUSTRIALS		14,833,707
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 32.6%
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)	289,100	$ 4,848,207
Corning, Inc.	69,900	927,573
Infinera Corp. (a)	1,100	8,140
Juniper Networks, Inc. (a)	25,500	384,030
Palm, Inc. (a)	35,700	307,734
QUALCOMM, Inc.	180,795	7,034,733
Research In Motion Ltd. (a)	19,010	818,761
		14,329,178
Computers & Peripherals - 6.9%
Apple, Inc. (a)	88,442	9,297,023
Hewlett-Packard Co.	126,100	4,042,766
International Business Machines Corp.	31,900	3,090,791
NetApp, Inc. (a)	50,700	752,388
Sun Microsystems, Inc. (a)	239,200	1,750,944
		18,933,912
Electronic Equipment & Components - 0.3%
Dolby Laboratories, Inc. Class A (a)	28,200	961,902
Internet Software & Services - 4.4%
Google, Inc. Class A (sub. vtg.) (a)	34,392	11,970,481
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	56,432	1,173,221
MasterCard, Inc. Class A	7,700	1,289,596
The Western Union Co.	22,000	276,540
Visa, Inc.	107,400	5,971,440
		8,710,797
Semiconductors & Semiconductor Equipment - 6.4%
Analog Devices, Inc.	26,500	510,655
Applied Materials, Inc.	165,100	1,774,825
Atheros Communications, Inc. (a)	17,700	259,482
Broadcom Corp. Class A (a)	63,300	1,264,734
Cree, Inc. (a)(d)	140,900	3,315,377
Intel Corp.	267,400	4,024,370
International Rectifier Corp. (a)	69,200	934,892
NVIDIA Corp. (a)	181,400	1,788,604
Power Integrations, Inc.	34,100	586,520
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	169,927	1,520,847
Texas Instruments, Inc.	49,200	812,292
Xilinx, Inc.	33,700	645,692
		17,438,290
Software - 6.2%
ArcSight, Inc. (a)	30,600	390,762
Electronic Arts, Inc. (a)	23,000	418,370
Microsoft Corp.	189,300	3,477,441
Nintendo Co. Ltd.	21,200	6,190,400
Oracle Corp.	140,600	2,540,642
Salesforce.com, Inc. (a)	82,200	2,690,406

	Shares	Value
SuccessFactors, Inc. (a)	87,100	$ 664,573
TiVo, Inc. (a)	108,100	761,024
		17,133,618
TOTAL INFORMATION TECHNOLOGY		89,478,178
MATERIALS - 3.8%
Chemicals - 2.1%
Monsanto Co.	69,900	5,808,690
Metals & Mining - 1.7%
ArcelorMittal SA (NY Shares) Class A	39,100	783,564
Barrick Gold Corp.	18,900	611,931
Freeport-McMoRan Copper & Gold, Inc. Class B	68,200	2,599,102
Nucor Corp.	14,100	538,197
		4,532,794
TOTAL MATERIALS		10,341,484
TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
American Tower Corp. Class A (a)	14,700	447,321
Bharti Airtel Ltd. (a)	41,109	508,804
Leap Wireless International, Inc. (a)	33,100	1,154,197
MetroPCS Communications, Inc. (a)	79,600	1,359,568
Sprint Nextel Corp. (a)	1,008,500	3,600,345
		7,070,235
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	28,000	1,270,920
TOTAL COMMON STOCKS (Cost $300,406,567)		264,674,817
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.52% (b)	10,078,884	10,078,884
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	3,467,650	3,467,650
TOTAL MONEY MARKET FUNDS (Cost $13,546,534)		13,546,534
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $313,953,101)	278,221,351
NET OTHER ASSETS - (1.5)%	(4,062,724)
NET ASSETS - 100%	$ 274,158,627
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,412
Fidelity Securities Lending Cash Central Fund	41,756
Total	$ 62,168
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 278,221,351	$ 270,117,479	$ 8,103,872	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,146,400
Total Realized Gain (Loss)	(45,491)
Total Unrealized Gain (Loss)	(1,501,732)
Cost of Purchases	-
Proceeds of Sales	(194,509)
Amortization/Accretion	-
Transfer in/out of Level 3	(1,404,668)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $316,086,306. Net unrealized depreciation aggregated $37,864,955, of which $19,327,052 related to appreciated investment securities and $57,192,007 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2009

1.799869.105

VIPMID-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
CONSUMER DISCRETIONARY - 22.1%
Auto Components - 0.8%
Amerigon, Inc. (a)	306,609	$ 1,134,453
China Automotive Systems, Inc. (a)	141,584	496,960
Fuel Systems Solutions, Inc. (a)(d)(e)	1,579,885	21,296,850
Gentex Corp.	75,994	756,900
New Focus Auto Tech Holdings Ltd.	5,687,675	689,820
Xinyi Glass Holdings Co. Ltd.	30,936,000	13,730,795
		38,105,778
Automobiles - 0.1%
Bajaj Auto Ltd.	100	1,220
Geely Automobile Holdings Ltd.	43,345,000	3,802,953
Hyundai Motor Co. GDR (f)	100	2,030
Thor Industries, Inc.	100	1,562
		3,807,765
Distributors - 0.0%
Xinyu Hengdeli Holdings Ltd.	4,000	655
Diversified Consumer Services - 0.3%
Benesse Corp.	127,300	4,688,501
Brinks Home Security Holdings, Inc. (a)	147,700	3,338,020
Educomp Solutions Ltd.	37,700	1,555,413
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(d)	149,744	7,524,636
Universal Technical Institute, Inc. (a)	100	1,200
		17,107,770
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc. (a)	200	2,782
Chipotle Mexican Grill, Inc. Class B (a)	200	11,462
Jollibee Food Corp.	700	631
Kappa Create Co. Ltd.	319,750	5,146,223
McDonald's Corp.	217,600	11,874,432
Minor International PCL (For. Reg.)	1,826,011	334,752
P.F. Chang's China Bistro, Inc. (a)(d)	197,377	4,515,986
Papa John's International, Inc. (a)	88,751	2,029,735
Shangri-La Asia Ltd.	958,111	1,087,856
Sonic Corp. (a)	473,533	4,744,796
Starbucks Corp. (a)	576,800	6,408,248
Starwood Hotels & Resorts Worldwide, Inc.	2,043,961	25,958,305
TAJ GVK Hotels & Resorts Ltd.	297,699	281,017
WMS Industries, Inc. (a)	2,379,106	49,747,106
		112,143,331
Household Durables - 1.2%
Desarrolladora Homex SAB de CV sponsored ADR (a)	100	1,324
Goldcrest Co. Ltd.	395,670	8,769,508
La-Z-Boy, Inc.	100	125
Makita Corp. sponsored ADR	100	2,302
Tupperware Brands Corp.	2,502,931	42,524,798
Whirlpool Corp.	181,200	5,361,708
		56,659,765

	Shares	Value
Internet & Catalog Retail - 4.2%
Netflix, Inc. (a)(d)(e)	4,866,672	$ 208,877,561
Wotif.com Holdings Ltd.	100	263
		208,877,824
Leisure Equipment & Products - 3.2%
Beneteau SA	500	4,071
Hasbro, Inc.	6,223,770	156,029,914
Leapfrog Enterprises, Inc. Class A (a)	170,013	234,618
Nidec Copal Corp.	100	661
		156,269,264
Media - 2.0%
Ascent Media Corp. (a)	69,536	1,738,400
Cinemax India Ltd.	478,887	434,792
E.W. Scripps Co. Class A	33	45
Entertainment Network (India) Ltd. (a)	90,000	200,326
Eros International PLC (a)	1,056,050	1,242,481
SinoMedia Holding Ltd.	5,488,000	764,735
The Walt Disney Co.	4,515,000	81,992,400
VisionChina Media, Inc. ADR (a)	2,203,276	14,211,130
Zee News Ltd.	39	25
		100,584,334
Multiline Retail - 0.0%
Golden Eagle Retail Group Ltd. (H Shares)	1,000	658
Intime Department Store Group Co. Ltd.	1,000	252
Kohl's Corp. (a)	100	4,232
Mothercare PLC	100	556
Parkson Retail Group Ltd.	1,000	1,012
REI Six Ten Retail Ltd. (a)	314	5,261
		11,971
Specialty Retail - 7.2%
ABC-Mart, Inc.	1,457,300	27,811,715
Advance Auto Parts, Inc.	400,000	16,432,000
Aeropostale, Inc. (a)	2,386,729	63,391,522
Asahi Co. Ltd.	200	3,617
Chow Sang Sang Holdings International Ltd.	2,000	1,161
Hot Topic, Inc. (a)	1,164,041	13,025,619
Inditex SA	687	26,780
JB Hi-Fi Ltd.	100	803
Nitori Co. Ltd.	398,000	22,272,352
Pou Sheng International (Holdings) Ltd.	102,932	10,757
Ross Stores, Inc.	3,203,531	114,942,692
Sally Beauty Holdings, Inc. (a)(d)(e)	9,384,811	53,305,726
SAZABY, Inc.	200,700	2,245,182
TJX Companies, Inc.	1,564,699	40,118,882
Tsutsumi Jewelry Co. Ltd.	21,800	379,478
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	100	662
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Urban Outfitters, Inc. (a)	100	$ 1,637
USS Co. Ltd.	100	4,385
		353,974,970
Textiles, Apparel & Luxury Goods - 0.8%
China Dongxiang Group Co. Ltd.	15,066,000	5,540,078
Columbia Sportswear Co. (d)	168,999	5,056,450
Daphne International Holdings Ltd.	8,182,000	1,762,987
Shenzhou International Group Holdings Ltd.	12,353,000	3,171,747
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	375,476	6,169,071
VF Corp.	330,435	18,871,143
		40,571,476
TOTAL CONSUMER DISCRETIONARY		1,088,114,903
CONSUMER STAPLES - 8.8%
Beverages - 2.0%
Companhia de Bebidas das Americas (AmBev) sponsored ADR	20	772
Molson Coors Brewing Co. Class B	2,846,280	97,570,478
Yantai Changyu Pioneer Wine Co. (B Shares)	130	474
		97,571,724
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	1,075,595	34,408,284
Breadtalk Group Ltd.	1,000	192
China Nepstar Chain Drugstore Ltd. ADR	100	405
Colruyt NV	100	22,934
Cosmos Pharmaceutical Corp.	100	1,190
Daikokutenbussan Co. Ltd.	79,000	1,273,012
Heng Tai Consumables Group Ltd. (a)	26,032,200	1,259,549
Kroger Co.	477,000	10,121,940
Pricesmart, Inc.	100	1,801
Shinsegae Food Co. Ltd.	100	3,270
Sugi Holdings Co. Ltd.	447,400	8,237,197
Tsuruha Holdings, Inc.	263,000	6,714,274
Wal-Mart de Mexico SA de CV Class V sponsored ADR	204	4,763
Wal-Mart Stores, Inc.	1,917,696	99,911,962
X5 Retail Group NV GDR (a)(f)	120	1,200
		161,961,973
Food Products - 3.4%
Britannia Industries Ltd.	41,784	1,154,564
China Agri-Industries Holding Ltd. (a)	2,000	952
China Foods Ltd.	4,000	1,548
China Huiyuan Juice Group Ltd.	500	319
China Yurun Food Group Ltd.	1,000	1,275
Chiquita Brands International, Inc. (a)	491,298	3,257,306
ConAgra Foods, Inc.	1,015,077	17,124,349

	Shares	Value
Hormel Foods Corp.	1,822,546	$ 57,792,934
Kellogg Co.	452,964	16,592,071
PureCircle Ltd. (a)	340,700	928,789
REI Agro Ltd.	4,190	3,214
Rocky Mountain Chocolate Factory, Inc.	105	649
Smart Balance, Inc. (a)	100	604
Tingyi (Cayman Island) Holding Corp.	2,000	2,312
Toyo Suisan Kaisha Ltd.	1,936,000	39,940,694
Want Want China Holdings Ltd.	65,053,600	30,216,692
		167,018,272
Personal Products - 0.1%
American Oriental Bioengineering, Inc. (a)	33,100	127,766
Concern Kalina OJSC:
GDR (f)	21,643	108,086
sponsored ADR	94,200	470,437
Hengan International Group Co. Ltd.	1,641,200	6,596,182
		7,302,471
TOTAL CONSUMER STAPLES		433,854,440
ENERGY - 5.9%
Energy Equipment & Services - 4.7%
Atwood Oceanics, Inc. (a)	14,900	247,191
BJ Services Co.	1,135,600	11,299,220
Dresser-Rand Group, Inc. (a)	2,346,769	51,863,595
ENSCO International, Inc.	605,400	15,982,560
Helix Energy Solutions Group, Inc. (a)	1,075,596	5,528,563
Helmerich & Payne, Inc.	440,900	10,039,293
IHS, Inc. Class A (a)	100	4,118
Nabors Industries Ltd. (a)	4,906,408	49,015,016
Newpark Resources, Inc. (a)(e)	7,471,341	18,902,493
Noble Corp.	139,300	3,355,737
Parker Drilling Co. (a)	5,224,031	9,612,217
Patterson-UTI Energy, Inc.	1,025,904	9,192,100
Weatherford International Ltd. (a)	4,098,574	45,371,214
		230,413,317
Oil, Gas & Consumable Fuels - 1.2%
China Coal Energy Co. Ltd. (H Shares)	1,000	738
China Shenhua Energy Co. Ltd. (H Shares)	500	1,126
Forest Oil Corp. (a)	480,970	6,324,756
Niko Resources Ltd.	100	4,655
Oil Search Ltd.	1,032,781	3,793,733
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	400	9,800
Pioneer Natural Resources Co.	2,989,743	49,241,067
Sasol Ltd. sponsored ADR	100	2,895
Surgutneftegaz JSC sponsored ADR	500	3,100
		59,381,870
TOTAL ENERGY		289,795,187
Common Stocks - continued
	Shares	Value
FINANCIALS - 8.5%
Capital Markets - 0.9%
Espirito Santo Financial Group SA	100	$ 1,197
Franklin Resources, Inc.	628	33,830
JAFCO Co. Ltd.	103,800	1,872,051
Janus Capital Group, Inc.	2,849,637	18,950,086
Marusan Securities Co. Ltd. (d)	2,756,100	14,293,542
W.P. Carey & Co. LLC	338,848	7,519,037
		42,669,743
Commercial Banks - 0.6%
Bank of Baroda	634,966	2,937,799
Bank of Georgia unit (a)	100	240
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	421,100	2,071,812
Punjab National Bank	100	813
The Jammu & Kashmir Bank Ltd.	423	2,621
The Mie Bank Ltd.	1,000	3,136
Union Bank of India	7,849,690	22,757,419
		27,773,840
Insurance - 5.8%
Admiral Group PLC	217,663	2,665,505
AFLAC, Inc.	27,100	524,656
AXA SA sponsored ADR	100	1,198
Axis Capital Holdings Ltd.	1,200	27,048
Bajaj Finserv Ltd.	100	333
China Life Insurance Co. Ltd.	215,070	70,032
China Life Insurance Co. Ltd. ADR	266	13,098
Old Republic International Corp.	8,063,082	87,242,547
Presidential Life Corp.	790,158	6,155,331
Progressive Corp. (a)	1,945,808	26,151,660
Protective Life Corp.	1,086,244	5,702,781
Reinsurance Group of America, Inc.	3,123,328	101,164,594
The Chubb Corp.	1,356,847	57,421,765
		287,140,548
Real Estate Investment Trusts - 0.9%
CapitaMall Trust (d)	45,850,800	39,937,767
Digital Realty Trust, Inc.	110,600	3,669,708
		43,607,475
Real Estate Management & Development - 0.3%
Allgreen Properties Ltd.	1,148,000	307,255
Ayala Land, Inc.	14,622,600	1,727,795
Cyrela Commercial Properties SA Empreendimentos e Participações	680	2,257
Housing Development and Infrastructure Ltd.	1,549,624	2,504,251
Iguatemi Empresa de Shopping Centers SA	1,489,400	8,893,378
New World China Land Ltd.	9,968,800	3,395,626
Songbird Estates PLC Class B (a)	591,400	220,621
SPG Land (Holdings) Ltd.	2,200,100	292,383
		17,343,566

	Shares	Value
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	142	$ 3,963
People's United Financial, Inc.	100	1,797
		5,760
TOTAL FINANCIALS		418,540,932
HEALTH CARE - 17.3%
Biotechnology - 0.5%
3SBio, Inc. sponsored ADR (a)	208,984	1,414,822
Celera Corp. (a)	400	3,052
Gilead Sciences, Inc. (a)	100	4,632
Grifols SA	1,380,339	19,891,275
Halozyme Therapeutics, Inc. (a)	100	546
Sangamo Biosciences, Inc. (a)	197,488	835,374
Sino Biopharmaceutical Ltd.	4,000	614
		22,150,315
Health Care Equipment & Supplies - 6.2%
Abcam PLC	420,200	3,662,635
Angiodynamics, Inc. (a)	648	7,284
Becton, Dickinson & Co.	595,148	40,017,752
Boston Scientific Corp. (a)	3,838,049	30,512,490
Covidien Ltd.	1,052,900	34,998,396
DENTSPLY International, Inc.	184,126	4,943,783
DiaSorin S.p.A.	100	2,235
Edwards Lifesciences Corp. (a)	821,350	49,798,451
Heartware International, Inc. unit (a)	100	68
Home Diagnostics, Inc. (a)	100	567
Kinetic Concepts, Inc. (a)(d)	3,247,825	68,594,064
Meridian Bioscience, Inc.	150	2,718
Mingyuan Medicare Development Co. Ltd.	145,000,000	8,699,495
Quidel Corp. (a)	422,433	3,894,832
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	8,216,000	14,628,931
Steris Corp.	1,933,402	45,009,599
ThermoGenesis Corp. (a)	351,638	210,983
Vascular Solutions, Inc. (a)	79,168	484,508
		305,468,791
Health Care Providers & Services - 3.0%
Almost Family, Inc. (a)	100	1,909
American CareSource Holdings, Inc. (a)	241,317	1,848,488
Apollo Hospitals Enterprise Ltd.	100	799
CardioNet, Inc.	100	2,806
Centene Corp. (a)	1,254,277	22,602,072
Genoptix, Inc. (a)	100	2,728
Henry Schein, Inc. (a)	167,400	6,697,674
HMS Holdings Corp. (a)	100	3,290
IPC The Hospitalist Co., Inc. (a)	349,291	6,647,008
Laboratory Corp. of America Holdings (a)	681,125	39,839,001
LifePoint Hospitals, Inc. (a)	430,649	8,983,338
Medial Saude SA	751,000	1,728,967
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Message Co. Ltd. (d)	1,619	$ 2,077,480
Patterson Companies, Inc. (a)	100	1,886
Quest Diagnostics, Inc.	595,600	28,279,088
Ramsay Health Care Ltd.	101	690
ResCare, Inc. (a)(e)	1,779,274	25,906,229
U.S. Physical Therapy, Inc. (a)	284,515	2,754,105
		147,377,558
Health Care Technology - 4.4%
Allscripts Healthcare Solutions, Inc. (d)	3,591,172	36,953,160
athenahealth, Inc. (a)(d)	972,762	23,453,292
Cerner Corp. (a)(d)	2,917,013	128,261,062
Eclipsys Corp. (a)(d)	1,962,063	19,895,319
HLTH Corp. (a)	797,194	8,250,958
Omnicell, Inc. (a)	42	328
		216,814,119
Life Sciences Tools & Services - 1.9%
Bachem Holding AG (B Shares)	100	5,447
Bio-Rad Laboratories, Inc. Class A (a)	84,589	5,574,415
Clinical Data, Inc. (a)	150	1,620
Harvard Bioscience, Inc. (a)(e)	1,882,775	5,610,670
QIAGEN NV (a)	1,523,000	24,307,080
Thermo Fisher Scientific, Inc. (a)	1,694,180	60,431,401
		95,930,633
Pharmaceuticals - 1.3%
Aspen Pharmacare Holdings Ltd.	117,594	565,941
Boiron SA	55	1,476
Endo Pharmaceuticals Holdings, Inc. (a)	3,571,683	63,147,355
Hi-Tech Pharmacal Co., Inc. (a)	100	570
Novo Nordisk AS Series B sponsored ADR	100	4,798
Pfizer Ltd.	100	1,154
Questcor Pharmaceuticals, Inc. (a)	100	492
Ranbaxy Laboratories Ltd. sponsored GDR	75	255
		63,722,041
TOTAL HEALTH CARE		851,463,457
INDUSTRIALS - 6.4%
Air Freight & Logistics - 0.0%
Business Post Group PLC	200	717
FedEx Corp.	100	4,449
Transport Corp. of India Ltd.	83,610	55,095
		60,261
Building Products - 0.1%
Asahi Glass Co. Ltd.	462,000	2,452,369
Blue Star Ltd.	1,018,317	3,123,229
Duratex SA	100	547
Universal Forest Products, Inc.	100	2,661
		5,578,806

	Shares	Value
Commercial Services & Supplies - 0.8%
Cintas Corp.	1,068,723	$ 26,418,833
Fuel Tech, Inc. (a)(d)	613,451	6,416,697
R.R. Donnelley & Sons Co.	200,172	1,467,261
Republic Services, Inc.	56,500	968,975
Steelcase, Inc. Class A	100	501
Taiwan Secom Co.	2,000	2,720
The Brink's Co.	147,700	3,908,142
		39,183,129
Construction & Engineering - 0.1%
China Communications Construction Co. Ltd. (H Shares)	1,000	1,097
Insituform Technologies, Inc. Class A (a)	222,367	3,477,820
Maire Tecnimont SpA	624,000	1,287,073
Midas Holdings Ltd.	1,000	276
Orascom Construction Industries SAE GDR	100	4,700
		4,770,966
Electrical Equipment - 1.4%
AstroPower, Inc. (a)	100	0
Cooper Industries Ltd. Class A	1,326,184	34,295,118
Fortune Electric Co. Ltd.	1,921,500	1,843,077
Neo-Neon Holdings Ltd.	24,838,000	4,454,557
PowerSecure International, Inc. (a)	316,345	1,081,900
Q-Cells SE (a)(d)	1,118,100	21,799,866
Thomas & Betts Corp. (a)	223,700	5,596,974
Woodward Governor Co.	100	1,118
		69,072,610
Industrial Conglomerates - 0.2%
Hutchison Whampoa Ltd. ADR	100	2,450
Max India Ltd. (a)	3,936,465	7,669,418
		7,671,868
Machinery - 2.6%
3D Systems Corp. (a)	100	659
AGCO Corp. (a)	3,499,247	68,585,241
Badger Meter, Inc.	45,100	1,302,939
Bell Equipment Ltd.	30,078	17,460
Cummins India Ltd.	100	365
Cummins, Inc.	858,901	21,859,030
Energy Recovery, Inc.	100	760
EVA Precision Industrial Holdings Ltd.	8,824,000	535,102
K-Tron International, Inc. (a)	62,700	3,804,009
KCI Konecranes Oyj	100	1,673
Komax Holding AG (Reg.)	100	4,120
Miura Co. Ltd.	155,400	3,507,319
NGK Insulators Ltd.	1,255,000	19,625,957
Nippon Thompson Co. Ltd.	989,000	3,344,377
R. STAHL AG	47,627	806,511
Spirax-Sarco Engineering PLC	100	1,205
Thermax Ltd.	100	357
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Uzel Makina Sanayi AS	456,690	$ 107,120
Weichai Power Co. Ltd. (H Shares)	2,601,760	5,673,186
		129,177,390
Professional Services - 0.7%
51job, Inc. sponsored ADR (a)	100	690
JobStreet Corp. Bhd	2,617,600	703,883
Manpower, Inc.	470,835	14,845,428
Michael Page International PLC	4,281,645	11,288,322
Randstad Holdings NV	586,000	9,946,622
SGS Societe Generale de Surveillance Holding SA (Reg.)	100	104,981
		36,889,926
Road & Rail - 0.5%
CSX Corp.	996,734	25,765,574
Guangshen Railway Co. Ltd. sponsored ADR	100	1,621
Old Dominion Freight Lines, Inc. (a)	100	2,349
		25,769,544
Trading Companies & Distributors - 0.0%
Richelieu Hardware Ltd.	100	1,190
TOTAL INDUSTRIALS		318,175,690
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 2.2%
Airvana, Inc. (a)	100	585
Alvarion Ltd. (a)	600	1,986
BYD Electronic International Co. Ltd.	100	35
Comtech Telecommunications Corp. (a)	1,059,543	26,244,880
Juniper Networks, Inc. (a)	3,440,384	51,812,183
MIC Electronics Ltd.	1,883,689	667,655
Option NV (a)	360	426
Polycom, Inc. (a)	1,912,738	29,437,038
ZTE Corp. (H Shares)	182,000	740,873
		108,905,661
Computers & Peripherals - 0.3%
ASUSTeK Computer, Inc.	2,186,820	2,297,337
Gemalto NV (a)	394,450	11,263,609
Lenovo Group Ltd.	2,000	459
Lenovo Group Ltd. ADR	10,700	49,434
Logitech International SA (a)	56	576
		13,611,415
Electronic Equipment & Components - 0.8%
Ingenico SA	750,000	12,451,406
Ingenico SA (a)	396,730	6,586,462
L-1 Identity Solutions, Inc. (a)	100	511
Lumax International Corp. Ltd.	467,500	543,477
MTS Systems Corp.	257,143	5,850,003
RadiSys Corp. (a)	16,368	99,190

	Shares	Value
Trimble Navigation Ltd. (a)	700	$ 10,696
Vishay Intertechnology, Inc. (a)	4,000,644	13,922,241
		39,463,986
Internet Software & Services - 0.9%
Answers Corp. (a)	100	648
Constant Contact, Inc. (a)	200	2,798
Digital River, Inc. (a)	100	2,982
eBay, Inc. (a)	747,442	9,387,872
F@N Communications, Inc. (d)	325	427,462
GigaMedia Ltd. (a)	1,361,921	7,517,804
INFO Edge India Ltd.	100	876
LoopNet, Inc. (a)	694	4,220
Rediff.com India Ltd. sponsored ADR (a)	1,100	2,046
ValueClick, Inc. (a)	1,103,527	9,391,015
VeriSign, Inc. (a)	733,147	13,834,484
Vocus, Inc. (a)	100	1,329
Web.com, Inc. (a)	43	143
WebMD Health Corp. Class A (a)	262,088	5,844,562
		46,418,241
IT Services - 3.7%
Accenture Ltd. Class A	1,954,022	53,716,065
Affiliated Computer Services, Inc. Class A (a)	1,838,115	88,027,327
Cap Gemini SA	232,400	7,475,795
Datacash Group PLC	184,200	541,795
Paracon Holdings Ltd.	32,405	3,899
Perot Systems Corp. Class A (a)	2,162,573	27,853,940
SRA International, Inc. Class A (a)	229,100	3,367,770
WNS Holdings Ltd. sponsored ADR (a)	100	520
Yucheng Technologies Ltd. (a)	100	637
		180,987,748
Semiconductors & Semiconductor Equipment - 2.5%
Aixtron AG	700	3,617
Aixtron AG sponsored ADR	100	509
Cree, Inc. (a)	658	15,483
Disco Corp. (d)	156,000	3,893,680
Formosa Epitaxy, Inc. (e)	10,277,353	6,147,938
International Rectifier Corp. (a)	8,400	113,484
KLA-Tencor Corp.	100	2,000
Kontron AG	2,137,445	20,610,034
Mellanox Technologies Ltd. (a)	100	833
MJC Probe, Inc.	1,212	1,018
Opto Technology Corp.	5,566,404	2,919,758
PMC-Sierra, Inc. (a)	5,998,030	38,267,431
Richtek Technology Corp.	1,269,845	5,987,187
Samco, Inc.	120	503
Silicon Laboratories, Inc. (a)	100	2,640
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	6,092,073	35,334,023
Varian Semiconductor Equipment Associates, Inc. (a)	100	2,166
Veeco Instruments, Inc. (a)	1,402,362	9,353,755
		122,656,059
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 6.1%
Adobe Systems, Inc. (a)	232,279	$ 4,968,448
Aspen Technology, Inc. (a)	383,550	2,681,015
Autonomy Corp. PLC (a)	931,064	17,433,373
Citrix Systems, Inc. (a)	100	2,264
DemandTec, Inc. (a)	38,200	334,250
Epicor Software Corp. (a)	711,865	2,712,206
Financial Technologies India Ltd.	78	955
Global Digital Creations Holdings Ltd. (a)	2,446,000	42,921
Kingdee International Software Group Co. Ltd.	15,696,000	2,025,173
Longtop Financial Technologies Ltd. ADR (a)	3,900,345	82,804,324
Manhattan Associates, Inc. (a)	387,385	6,709,508
NetScout Systems, Inc. (a)	100	716
NetSuite, Inc. (a)	100	1,126
PROS Holdings, Inc. (a)	100	465
Quality Systems, Inc.	35,220	1,593,705
Salesforce.com, Inc. (a)	100	3,273
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	2,962,364	117,102,249
Solera Holdings, Inc. (a)	228,126	5,652,962
Symantec Corp. (a)	1,677,400	25,060,356
Tata Elxsi Ltd.	100	162
Ubisoft Entertainment SA (a)	1,601,274	29,263,833
VMware, Inc. Class A (a)	100	2,362
Yedang Online Corp. (a)	202,840	1,248,266
		299,643,912
TOTAL INFORMATION TECHNOLOGY		811,687,022
MATERIALS - 6.4%
Chemicals - 1.6%
Asian Paints India Ltd.	482	7,504
Calgon Carbon Corp. (a)	100	1,417
FMC Corp.	436,907	18,848,168
Recticel SA	100	295
Sensient Technologies Corp. (e)	2,497,568	58,692,848
		77,550,232
Construction Materials - 0.0%
CRH PLC	1	22
Containers & Packaging - 1.2%
Aptargroup, Inc.	100	3,114
Ball Corp.	1,230,811	53,417,197
Greif, Inc. Class A	199,390	6,637,693
		60,058,004
Metals & Mining - 3.6%
Africa Cellular Towers Ltd. (a)	290,317	27,576
Agnico-Eagle Mines Ltd.	265,500	15,265,012
Centerra Gold, Inc. (a)	469,400	1,672,106
Eldorado Gold Corp. (a)	6,697,600	60,575,699
FNX Mining Co., Inc. (a)	100	358

	Shares	Value
Franco-Nevada Corp.	39,900	$ 861,659
Great Basin Gold Ltd. (a)	4,733,400	6,083,627
IAMGOLD Corp.	3,415,700	29,483,769
Inmet Mining Corp.	100	2,477
Kinross Gold Corp.	177,800	3,231,701
Lihir Gold Ltd. (a)	3,500,494	7,918,105
Minefinders Corp. Ltd. (a)	1,317,300	10,336,068
Newcrest Mining Ltd.	1,222,296	28,130,399
Northgate Minerals Corp. (a)	12,600	17,094
Yamana Gold, Inc.	1,492,554	13,937,372
		177,543,022
Paper & Forest Products - 0.0%
Pope Resources, Inc. LP	100	2,025
TOTAL MATERIALS		315,153,305
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
LG Dacom Corp.	111,840	1,430,495
Verizon Communications, Inc.	3,030,143	91,510,319
		92,940,814
Wireless Telecommunication Services - 0.0%
Telemig Celular Participacoes SA sponsored ADR	61	2,174
TOTAL TELECOMMUNICATION SERVICES		92,942,988
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	1,835,815	12,501,900
PTC India Ltd.	100	138
		12,502,038
Multi-Utilities - 0.1%
Sempra Energy	128,900	5,960,336
Water Utilities - 0.0%
Cadiz, Inc. (a)	100	798
TOTAL UTILITIES		18,463,172
TOTAL COMMON STOCKS (Cost $5,578,995,541)		4,638,191,096
Investment Companies - 0.0%

Templeton Emerging Markets Income Fund (Cost $230,258)	23,300	213,195
Nonconvertible Bonds - 0.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	$ 695,000	$ 688,050
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Southwestern Energy Co. 7.5% 2/1/18 (f)	8,005,000	7,604,750
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sun Healthcare Group, Inc. 9.125% 4/15/15	2,025,000	1,883,250
MATERIALS - 0.4%
Containers & Packaging - 0.4%
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	6,975,000	6,957,563
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	11,070,000	11,153,025
		18,110,588
TOTAL NONCONVERTIBLE BONDS (Cost $26,167,821)		28,286,638
Floating Rate Loans - 0.1%

MATERIALS - 0.1%
Chemicals - 0.1%
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (g)(h) (Cost $6,259,255)	6,200,000	6,076,000
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	319,219,297	$ 319,219,297
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	313,042,691	313,042,691
TOTAL MONEY MARKET FUNDS (Cost $632,261,988)		632,261,988
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $6,243,914,863)	5,305,028,917
NET OTHER ASSETS - (7.7)%	(380,564,137)
NET ASSETS - 100%	$ 4,924,464,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,716,066 or 0.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,066,031 and $2,024,710, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 647,536
Fidelity Securities Lending Cash Central Fund	1,708,813
Total	$ 2,356,349
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ 55,532,120	$ -	$ 26,677,735	$ -	$ -
Comtech Telecommunications Corp.	84,416,935	-	32,742,008	-	-
Formosa Epitaxy, Inc.	3,684,482	-	-	-	6,147,938
Fuel Systems Solutions, Inc.	40,714,128	13,520,719	6,817,571	-	21,296,850
Harvard Bioscience, Inc.	4,989,354	-	-	-	5,610,670
Netflix, Inc.	145,464,826	-	-	-	208,877,561
Newpark Resources, Inc.	20,431,785	5,182,888	-	-	18,902,493
ResCare, Inc.	10,919,555	14,911,285	-	-	25,906,229
Sally Beauty Holdings, Inc.	32,867,932	18,399,292	-	-	53,305,726
Sensient Technologies Corp.	34,605,439	22,228,560	-	285,140	58,692,848
Total	$ 433,626,556	$ 74,242,744	$ 66,237,314	$ 285,140	$ 398,740,315
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,305,028,917	$ 4,964,389,835	$ 340,526,701	$ 112,381
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 189,938
Total Realized Gain (Loss)	(883,077)
Total Unrealized Gain (Loss)	899,162
Cost of Purchases	-
Proceeds of Sales	(50,721)
Amortization/Accretion	-
Transfer in/out of Level 3	(42,921)
Ending Balance	$ 112,381

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,305,934,438. Net unrealized depreciation aggregated $1,000,905,521, of which $342,981,546 related to appreciated investment securities and $1,343,887,067 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

March 31, 2009

1.799889.105

VIPVS-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.4%
Auto Components - 2.1%
BorgWarner, Inc. (e)	48,700	$ 988,610
Federal-Mogul Corp. Class A (a)	107,300	716,764
Johnson Controls, Inc.	71,500	858,000
The Goodyear Tire & Rubber Co. (a)	117,800	737,428
		3,300,802
Automobiles - 0.2%
Renault SA	15,700	322,893
Diversified Consumer Services - 1.1%
H&R Block, Inc.	49,700	904,043
Princeton Review, Inc. (a)	72,285	314,440
Regis Corp.	38,700	559,215
		1,777,698
Hotels, Restaurants & Leisure - 2.2%
Burger King Holdings, Inc.	39,500	906,525
McCormick & Schmick's Seafood Restaurants (a)	52,200	204,624
Royal Caribbean Cruises Ltd.	22,200	177,822
Starwood Hotels & Resorts Worldwide, Inc.	41,513	527,215
Vail Resorts, Inc. (a)(e)	29,894	610,734
Wendy's/Arby's Group, Inc.	44,900	225,847
WMS Industries, Inc. (a)	37,100	775,761
		3,428,528
Household Durables - 4.8%
Black & Decker Corp.	21,700	684,852
Centex Corp.	132,400	993,000
Ethan Allen Interiors, Inc.	40,700	458,282
KB Home	16,700	220,106
Mohawk Industries, Inc. (a)	42,800	1,278,436
Newell Rubbermaid, Inc.	95,300	608,014
Pulte Homes, Inc.	94,000	1,027,420
Stanley Furniture Co., Inc.	40,100	301,552
The Stanley Works	37,600	1,094,912
Whirlpool Corp.	30,375	898,796
		7,565,370
Leisure Equipment & Products - 0.3%
Brunswick Corp.	71,700	247,365
Hasbro, Inc.	9,600	240,672
		488,037
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A	47,129	609,849
Discovery Communications, Inc. (a)	29,300	469,386
DISH Network Corp. Class A (a)	91,121	1,012,354
Grupo Televisa SA de CV (CPO) sponsored ADR	60,600	826,584

	Shares	Value
Liberty Media Corp. - Capital Series A (a)	58,100	$ 405,538
Virgin Media, Inc.	111,600	535,680
		3,859,391
Specialty Retail - 5.9%
Abercrombie & Fitch Co. Class A	35,100	835,380
Advance Auto Parts, Inc.	23,100	948,948
Asbury Automotive Group, Inc.	157,059	676,924
Dick's Sporting Goods, Inc. (a)	29,700	423,819
Group 1 Automotive, Inc. (e)	73,224	1,022,939
J. Crew Group, Inc. (a)(e)	16,647	219,407
Jos. A. Bank Clothiers, Inc. (a)	14,942	415,537
Lowe's Companies, Inc.	49,800	908,850
Lumber Liquidators, Inc. (a)(e)	82,996	1,058,199
MarineMax, Inc. (a)	44,500	87,220
OfficeMax, Inc.	137,783	429,883
Shoe Carnival, Inc. (a)	4,385	45,385
Sonic Automotive, Inc. Class A (sub. vtg.) (e)	129,134	206,614
Staples, Inc.	63,300	1,146,363
The Men's Wearhouse, Inc.	47,868	724,722
Tween Brands, Inc. (a)	91,000	194,740
		9,344,930
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	65,200	623,964
Heelys, Inc.	44,955	76,873
		700,837
TOTAL CONSUMER DISCRETIONARY		30,788,486
CONSUMER STAPLES - 2.6%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	37,300	491,987
Molson Coors Brewing Co. Class B	300	10,284
		502,271
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	27,500	755,975
Winn-Dixie Stores, Inc. (a)	41,970	401,233
		1,157,208
Food Products - 1.3%
Cermaq ASA	106,900	480,321
Lighthouse Caledonia ASA (a)	171,726	2,810
Marine Harvest ASA (a)(e)	1,581,000	498,671
Ralcorp Holdings, Inc. (a)	12,000	646,560
Tyson Foods, Inc. Class A	43,700	410,343
		2,038,705
Household Products - 0.3%
Energizer Holdings, Inc. (a)	8,300	412,427
TOTAL CONSUMER STAPLES		4,110,611
Common Stocks - continued
	Shares	Value
ENERGY - 8.1%
Energy Equipment & Services - 1.4%
Helmerich & Payne, Inc.	13,000	$ 296,010
National Oilwell Varco, Inc. (a)	18,969	544,600
Noble Corp.	20,300	489,027
Weatherford International Ltd. (a)	81,200	898,884
		2,228,521
Oil, Gas & Consumable Fuels - 6.7%
Boardwalk Pipeline Partners, LP	18,213	407,971
Canadian Natural Resources Ltd.	20,400	791,593
Comstock Resources, Inc. (a)	6,600	196,680
Concho Resources, Inc. (a)	36,628	937,311
Denbury Resources, Inc. (a)	157,742	2,344,044
El Paso Corp.	133,000	831,250
Energy Transfer Equity LP	57,000	1,204,410
EXCO Resources, Inc. (a)	31,000	310,000
Hess Corp.	16,500	894,300
Petrohawk Energy Corp. (a)	82,070	1,578,206
Plains Exploration & Production Co. (a)	21,400	368,722
Ultra Petroleum Corp. (a)	21,703	778,921
		10,643,408
TOTAL ENERGY		12,871,929
FINANCIALS - 18.4%
Capital Markets - 3.8%
AllianceBernstein Holding LP	36,752	540,989
Ameriprise Financial, Inc.	60,100	1,231,449
Bank of New York Mellon Corp.	46,754	1,320,801
Cohen & Steers, Inc. (e)	58,283	650,438
EFG International	46,986	350,445
Fortress Investment Group LLC (e)	210,816	529,148
Franklin Resources, Inc.	12,400	667,988
GFI Group, Inc.	39,200	125,832
State Street Corp.	17,900	550,962
		5,968,052
Commercial Banks - 3.0%
Associated Banc-Corp.	71,100	1,097,784
CapitalSource, Inc. (e)	219,714	268,051
First Horizon National Corp.	23,853	256,181
PNC Financial Services Group, Inc.	63,000	1,845,270
Wells Fargo & Co.	88,979	1,267,061
		4,734,347
Consumer Finance - 0.3%
Capital One Financial Corp.	13,700	167,688
Discover Financial Services	56,966	359,455
		527,143

	Shares	Value
Diversified Financial Services - 1.5%
CIT Group, Inc.	129,100	$ 367,935
JPMorgan Chase & Co.	73,600	1,956,288
		2,324,223
Insurance - 6.1%
ACE Ltd.	35,700	1,442,280
Allied World Assurance Co. Holdings Ltd.	24,000	912,720
Argo Group International Holdings, Ltd. (a)	41,327	1,245,183
Axis Capital Holdings Ltd.	29,800	671,692
Endurance Specialty Holdings Ltd.	6,400	159,616
Everest Re Group Ltd.	30,200	2,138,160
Fidelity National Financial, Inc. Class A	15,700	306,307
MetLife, Inc.	18,100	412,137
Montpelier Re Holdings Ltd.	92,800	1,202,688
Unum Group	32,200	402,500
W.R. Berkley Corp.	37,400	843,370
		9,736,653
Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc. (e)	19,999	727,964
Big Yellow Group PLC	26,500	72,242
CBL & Associates Properties, Inc. (e)	19,850	46,846
Corporate Office Properties Trust (SBI)	58,700	1,457,521
Developers Diversified Realty Corp. (e)	67,396	143,553
Public Storage	12,375	683,719
Simon Property Group, Inc.	11,300	391,432
SL Green Realty Corp.	10,800	116,640
Tanger Factory Outlet Centers, Inc.	31,700	978,262
The Macerich Co.	12,400	77,624
		4,695,803
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	167,100	673,413
Forestar Group, Inc. (a)	56,228	430,144
Jones Lang LaSalle, Inc.	7,700	179,102
		1,282,659
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	182,857	10,149
TOTAL FINANCIALS		29,279,029
HEALTH CARE - 6.9%
Biotechnology - 0.4%
GTx, Inc. (a)(e)	54,727	579,012
Health Care Equipment & Supplies - 1.5%
Cooper Companies, Inc.	18,400	486,496
Covidien Ltd.	22,950	762,858
DENTSPLY International, Inc.	12,581	337,800
Orthofix International NV (a)	28,900	535,228
RTI Biologics, Inc. (a)	47,400	135,090
Sirona Dental Systems, Inc. (a)	11,300	161,816
		2,419,288
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.1%
Brookdale Senior Living, Inc.	54,730	$ 276,387
Capital Senior Living Corp. (a)	103,725	253,089
Community Health Systems, Inc. (a)	20,200	309,868
Emeritus Corp. (a)	128,153	840,684
HealthSouth Corp. (a)	34,500	306,360
Henry Schein, Inc. (a)	14,842	593,828
VCA Antech, Inc. (a)	36,515	823,413
		3,403,629
Health Care Technology - 0.3%
IMS Health, Inc.	31,600	394,052
Life Sciences Tools & Services - 0.6%
AMAG Pharmaceuticals, Inc. (a)	26,100	959,697
Pharmaceuticals - 2.0%
Allergan, Inc.	19,600	936,096
Elan Corp. PLC sponsored ADR (a)	22,200	147,408
Perrigo Co.	14,500	360,035
Sepracor, Inc. (a)	46,900	687,554
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,500	608,175
XenoPort, Inc. (a)	22,500	435,600
		3,174,868
TOTAL HEALTH CARE		10,930,546
INDUSTRIALS - 14.8%
Aerospace & Defense - 0.4%
Heico Corp. Class A	31,400	647,782
Building Products - 1.2%
Masco Corp.	154,800	1,080,504
Owens Corning (a)	85,700	774,728
		1,855,232
Commercial Services & Supplies - 3.3%
Cenveo, Inc. (a)	92,293	299,952
Clean Harbors, Inc. (a)	5,034	241,632
Consolidated Graphics, Inc. (a)	31,530	401,062
EnergySolutions, Inc.	87,527	757,109
GeoEye, Inc. (a)(e)	110,100	2,174,475
R.R. Donnelley & Sons Co.	92,400	677,292
Republic Services, Inc.	37,620	645,183
		5,196,705
Construction & Engineering - 2.0%
Great Lakes Dredge & Dock Corp.	63,858	192,213
MYR Group, Inc. (a)	128,400	1,958,100
URS Corp. (a)	26,036	1,052,115
		3,202,428
Electrical Equipment - 1.9%
Acuity Brands, Inc.	28,800	649,152
Cooper Industries Ltd. Class A	38,400	993,024

	Shares	Value
Energy Conversion Devices, Inc. (a)(e)	17,500	$ 232,225
First Solar, Inc. (a)	1,100	145,970
Renewable Energy Corp. AS (a)(e)	12,700	110,159
Sunpower Corp. Class B (a)	25,700	508,860
Zumtobel AG	49,700	359,749
		2,999,139
Industrial Conglomerates - 0.2%
Rheinmetall AG	1,600	54,422
Siemens AG (Reg.)	4,500	256,363
		310,785
Machinery - 2.3%
Cummins, Inc.	46,400	1,180,880
Deere & Co.	28,150	925,291
Navistar International Corp. (a)	28,400	950,264
PACCAR, Inc.	21,800	561,568
		3,618,003
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	148,247	400,267
Professional Services - 1.6%
CoStar Group, Inc. (a)	23,388	707,487
Equifax, Inc.	36,500	892,425
Experian PLC	93,770	587,609
Monster Worldwide, Inc. (a)	46,200	376,530
		2,564,051
Road & Rail - 1.2%
Con-way, Inc.	53,600	961,048
Ryder System, Inc.	36,000	1,019,160
		1,980,208
Transportation Infrastructure - 0.5%
Aegean Marine Petroleum Network, Inc.	36,000	603,000
Macquarie Infrastructure Co. LLC (e)	99,021	136,649
		739,649
TOTAL INDUSTRIALS		23,514,249
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.3%
Comverse Technology, Inc. (a)	57,000	327,180
Corning, Inc.	64,400	854,588
Juniper Networks, Inc. (a)	60,100	905,106
		2,086,874
Computers & Peripherals - 0.4%
NCR Corp. (a)	19,100	151,845
Seagate Technology	78,900	474,189
		626,034
Electronic Equipment & Components - 3.4%
Agilent Technologies, Inc. (a)	61,600	946,792
Arrow Electronics, Inc. (a)	49,300	939,658
Avnet, Inc. (a)	57,950	1,014,705
Bell Microproducts, Inc. (a)	246,115	115,674
Ingram Micro, Inc. Class A (a)	76,900	972,016
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Itron, Inc. (a)	9,430	$ 446,511
Tyco Electronics Ltd.	84,250	930,120
		5,365,476
Internet Software & Services - 2.2%
DealerTrack Holdings, Inc. (a)	98,976	1,296,586
Dice Holdings, Inc. (a)	190,026	528,272
Move, Inc. (a)	616,023	893,233
VeriSign, Inc. (a)	38,300	722,721
		3,440,812
IT Services - 2.3%
Affiliated Computer Services, Inc. Class A (a)	9,800	469,322
CACI International, Inc. Class A (a)	11,300	412,337
Cognizant Technology Solutions Corp. Class A (a)	9,900	205,821
infoGROUP, Inc.	86,068	358,043
Lender Processing Services, Inc.	35,032	1,072,330
The Western Union Co.	22,420	281,819
VeriFone Holdings, Inc. (a)(e)	97,791	664,979
Wright Express Corp. (a)	8,799	160,318
		3,624,969
Office Electronics - 0.3%
Xerox Corp.	89,252	406,097
Semiconductors & Semiconductor Equipment - 3.3%
ASML Holding NV (NY Shares)	62,300	1,090,873
Atmel Corp. (a)	100,300	364,089
Globe Specialty Metals, Inc. (Reg. S) (a)	101,055	277,901
International Rectifier Corp. (a)	15,200	205,352
Lam Research Corp. (a)	59,600	1,357,092
LTX-Credence Corp. (a)	169,015	47,324
ON Semiconductor Corp. (a)	368,391	1,436,725
Varian Semiconductor Equipment Associates, Inc. (a)	24,000	519,840
		5,299,196
Software - 1.6%
BMC Software, Inc. (a)	28,500	940,500
Electronic Arts, Inc. (a)	13,400	243,746
Gameloft (a)	275,843	600,832
Misys PLC	319,421	577,465
THQ, Inc. (a)	87,800	266,912
		2,629,455
TOTAL INFORMATION TECHNOLOGY		23,478,913

	Shares	Value
MATERIALS - 7.9%
Chemicals - 4.6%
Albemarle Corp.	44,600	$ 970,942
Arkema sponsored ADR	23,100	364,980
Calgon Carbon Corp. (a)	738	10,457
Celanese Corp. Class A	90,122	1,204,931
FMC Corp.	21,060	908,528
H.B. Fuller Co.	66,000	858,000
Lubrizol Corp.	29,300	996,493
Nalco Holding Co.	33,900	443,073
OMNOVA Solutions, Inc. (a)	84,877	147,686
Rockwood Holdings, Inc. (a)	23,600	187,384
Solutia, Inc. (a)	125,320	234,348
Terra Industries, Inc.	5,700	160,113
W.R. Grace & Co. (a)	129,436	818,036
		7,304,971
Containers & Packaging - 1.5%
Ball Corp.	13,500	585,900
Crown Holdings, Inc. (a)	44,100	1,002,393
Owens-Illinois, Inc. (a)	21,700	313,348
Temple-Inland, Inc.	91,800	492,966
		2,394,607
Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd.	14,900	856,681
Commercial Metals Co.	54,000	623,700
Newcrest Mining Ltd.	15,309	352,327
Randgold Resources Ltd. sponsored ADR	12,200	663,070
		2,495,778
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	23,174	427,792
TOTAL MATERIALS		12,623,148
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	106,235	743,645
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	99,000	353,430
TOTAL TELECOMMUNICATION SERVICES		1,097,075
UTILITIES - 4.3%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	32,373	750,082
Edison International	13,400	386,054
Entergy Corp.	17,800	1,212,002
Exelon Corp.	7,500	340,425
FirstEnergy Corp.	18,800	725,680
		3,414,243
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	99,400	577,514
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	17,500	$ 361,550
NRG Energy, Inc. (a)	30,676	539,898
		1,478,962
Multi-Utilities - 1.2%
Public Service Enterprise Group, Inc.	19,955	588,074
Sempra Energy	29,100	1,345,584
		1,933,658
TOTAL UTILITIES		6,826,863
TOTAL COMMON STOCKS (Cost $268,186,932)		155,520,849
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.7%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(f)	900	85,257
FINANCIALS - 0.6%
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	4,500	188,370
Huntington Bancshares, Inc. 8.50%	200	67,000
UCBH Holdings, Inc. Series B, 8.50%	860	306,633
Wells Fargo & Co. 7.50%	700	335,293
		897,296
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	3,500	62,125
TOTAL FINANCIALS		959,421
TOTAL CONVERTIBLE PREFERRED STOCKS		1,044,678
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Fiat SpA	76,300	305,280
TOTAL PREFERRED STOCKS (Cost $2,589,812)		1,349,958
Nonconvertible Bonds - 0.2%
	Principal Amount	Value
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Rouse Co. 3.625% 12/31/49 (d)	$ 315,000	$ 89,775
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 8/1/10	180,000	145,878
TOTAL NONCONVERTIBLE BONDS (Cost $295,602)		235,653
Money Market Funds - 3.2%
Shares
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c) (Cost $5,155,775)	5,155,775	5,155,775
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $276,228,121)	162,262,235
NET OTHER ASSETS - (2.2)%	(3,423,347)
NET ASSETS - 100%	$ 158,838,888
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,257 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 507
Fidelity Securities Lending Cash Central Fund	54,822
Total	$ 55,329
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 162,262,235	$ 160,775,507	$ 1,486,728	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 190,937
Total Realized Gain (Loss)	(170,728)
Total Unrealized Gain (Loss)	144,149
Cost of Purchases	-
Proceeds of Sales	(161,548)
Amortization/Accretion	-
Transfer in/out of Level 3	(2,810)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $279,818,502. Net unrealized depreciation aggregated $117,556,267, of which $6,603,657 related to appreciated investment securities and $124,159,924 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009